OCTOBER 31, 2013

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Flex Cap Growth Fund

Franklin Focused Core Equity Fund

Franklin Growth Opportunities Fund

Franklin Small Cap Growth Fund

Franklin Small-Mid Cap Growth Fund

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FRANKLIN STRATEGIC SERIES

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Economic and Market Overview

The U.S. economy grew moderately during the six-month period ended
October 31, 2013, supported by business investment, consumer spending, inventory gains, exports, and state and local government spending. Solid new and existing home sales accompanied historically low mortgage rates, rising but affordable housing prices, low inventories and multi-year lows in new foreclosures. Manufacturing, a mainstay of economic productivity, expanded for most of the period, and the unemployment rate declined to
7.3% in October from 7.5% in April.1

Federal Reserve Board (Fed) Chairman Ben Bernanke indicated in May that the Fed might reduce monthly purchases of mortgage-backed securities and
Treasuries, assuming ongoing U.S. recovery. However, in September, he announced that any tapering of Fed purchases would be postponed until U.S.
economic growth strengthened. Because of partisan disagreement about a new health care law, Congress did not authorize some routine federal funding, resulting in a temporary shutdown of non-essential U.S. government services beginning on October 1. On October 17, the partial shutdown ended after
Congress agreed to fund the government until January 15, 2014, and raise the debt limit through February 7. Near period-end, the Fed left its monetary policy unchanged as it awaited more evidence of a sustainable economic expansion. The Fed noted that although the government’s fiscal policy may have restrained growth, the economy maintained its underlying strength.

Rising corporate profits and generally favorable economic data bolstered investor confidence, helping markets overcome brief periods of sell-offs in reaction to Fed statements and to Washington’s fiscal negotiations. U.S.
stocks generated strong six-month returns as the Standard & Poor’s 500
Index (S&P 500®) and Dow Jones Industrial Average (DJIA) reached all-
time highs during the period. Additionally, small- and mid-capitalization stocks, as measured by the Russell 2000® Index and the Russell Midcap®
Index, reached record highs during the six-month period and outperformed the S&P 500 and DJIA.2

The foregoing information reflects our analysis and opinions as of October 31, 2013. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.
2. RUSSELL® is a trademark of the Frank Russell Company.

Semiannual Report | 3

Franklin Flex Cap Growth Fund

Your Fund's Goal and Main Investments: Franklin Flex Cap Growth Fund seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies that the manager believes have the potential for capital appreciation. The Fund has flexibility to invest in companies located, headquartered or operating inside and outside the U.S., across the entire market capitalization spectrum from small, emerging growth companies to well-established, large cap companies.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

We are pleased to bring you Franklin Flex Cap Growth Fund's semiannual report for the period ended October 31, 2013.

Performance Overview

For the six months under review, Franklin Flex Cap Growth Fund – Class A delivered a total return of +18.38%. In comparison, the Fund's narrow benchmark, the Russell 3000® Growth Index, which measures performance of Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values, posted a +13.37% total return, and the Russell 1000® Growth Index, which tracks performance of the largest companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth values, generated a +12.83% total return.[1] Additionally, the Fund's broad benchmark, the Standard & Poor's 500 Index (S&P 500), which tracks the broad U.S. stock market, posted a total return of +11.15%.[1] You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 51.

4 | Semiannual Report

positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Manager's Discussion

The Fund outperformed its benchmark, the Russell 3000® Growth Index, for the six-month period as nearly all sectors contributed to relative performance. Stock selection in the information technology (IT), consumer staples and consumer discretionary sectors drove relative returns.[2] In the IT sector, integrated circuits manufacturer NXP Semiconductors was among the top performers, with favorable second- and third-quarter earnings, above-industry revenue growth across segments and operational cost control.[3] The company also raised its fourth-quarter outlook. Fuel cards and payment processing services provider FleetCor Technologies also helped IT sector relative performance. Other key contributors included natural and organic foods retailer Whole Foods Market in the consumer staples sector and apparel and footwear manufacturer Under Armour in the consumer discretionary sector. Outside of these sectors, generic pharmaceutical company Actavis performed strongly. The company acquired Warner Chilcott to create a global specialty company with expected operational synergies. The company also raised its full-year 2013 earnings forecast. Commercial banking services provider Signature Bank was another strong performer.

Stock selection in the energy sector detracted from the Fund's performance relative to the benchmark. Oil and gas services firm McDermott International weighed on relative performance as the company reported a second-quarter loss resulting from delays and cost overruns at key projects in the Asia-Pacific and the Middle East regions.[3, 4] Oil exploration company Cobalt International Energy also dampened performance. In health care, biotechnology firm ARIAD Pharmaceuticals'[4] stock price fell after the company suspended trials for its leukemia drug Iclusig amid reports of harmful side effects.[5] Some other major

2. The IT sector comprises semiconductors and semiconductor equipment, software and services, and technology hardware and equipment in the SOI. The consumer staples sector comprises food and staples retailing; and food, beverage and tobacco in the SOI. The consumer discretionary sector comprises automobiles and components, consumer durables and apparel, consumer services, media and retailing in the SOI.

3. This holding is not an index component.

4. No longer held at period-end.

5. The health care sector comprises health care equipment and services; and pharmaceuticals, biotechnology and life sciences in the SOI.

Portfolio Breakdown
Franklin Flex Cap Growth Fund
Based on Total Net Assets as of 10/31/13

Software & Services*
18.3%
Pharmaceuticals, Biotechnology & Life Sciences
11.2%
Capital Goods
9.4%
Technology Hardware & Equipment*
6.9%
Retailing
6.1%
Media
6.0%
Transportation
4.6%
Consumer Durables & Apparel
4.2%
Materials
4.1%
Energy
3.6%
Health Care Equipment & Services
3.5%
Diversified Financials
3.4%
Semiconductors & Semiconductor Equipment*
3.2%
Consumer Services
3.0%
Other
11.9%
Short-Term Investments & Other Net Assets
0.6%

*Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

Semiannual Report | 5

Top 10 Holdings
Franklin Flex Cap Growth Fund
10/31/13

Company *Sector/Industry*	% of Total Net Assets
Apple Inc. *Technology Hardware & Equipment*	3.2%
Google Inc. *Software & Services*	2.9%
MasterCard Inc. *Software & Services*	2.3%
Gilead Sciences Inc. *Pharmaceuticals, Biotechnology & Life Sciences*	2.1%
Ecolab Inc. *Materials*	2.1%
Amazon.com Inc. *Retailing*	1.8%
Celgene Corp. *Pharmaceuticals, Biotechnology & Life Sciences*	1.8%
QUALCOMM Inc. *Technology Hardware & Equipment*	1.7%
Visa Inc. *Software & Services*	1.7%
Actavis Inc. *Pharmaceuticals, Biotechnology & Life Sciences*	1.7%

detractors included the Fund's positions in specialty pharmaceutical company Allergan,[4] communications infrastructure company American Tower and apparel maker Ralph Lauren.

Thank you for your continued participation in Franklin Flex Cap Growth Fund. We look forward to serving your future investment needs.

Conrad B. Herrmann, CFA
Lead Portfolio Manager

Matthew J. Moberg, CPA
Robert Stevenson, CFA

Portfolio Management Team
Franklin Flex Cap Growth Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Performance Summary as of 10/31/13

Franklin Flex Cap Growth Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price Information

Class A (Symbol: FKCGX)	Change	10/31/13	4/30/13
Net Asset Value (NAV)	+$9.41	$60.62	$51.21
Class C (Symbol: FCIIX)	**Change**	**10/31/13**	**4/30/13**
Net Asset Value (NAV)	+$8.20	$53.90	$45.70
Class R (Symbol: FRCGX)	**Change**	**10/31/13**	**4/30/13**
Net Asset Value (NAV)	+$9.07	$58.81	$49.74
Class R6 (Symbol: FFCRX)	**Change**	**10/31/13**	**5/1/13**
Net Asset Value (NAV)	+$10.35	$62.05	$51.70
Advisor Class (Symbol: FKCAX)	**Change**	**10/31/13**	**4/30/13**
Net Asset Value (NAV)	+$9.69	$61.98	$52.29

Semiannual Report | 7

Performance Summary *(continued)*

Performance[1]

*Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. **Class A:** 5.75% maximum initial sales charge; **Class C:** 1% contingent deferred sales charge in first year only; **Class R/R6/Advisor Class:** no sales charges.*

Class A	6-Month	1-Year	5-Year	10-Year
Cumulative Total Return[2]	+18.38%	+31.48%	+96.97%	+109.36%
Average Annual Total Return[3]	+11.58%	+23.92%	+13.17%	+7.03%
Value of $10,000 Investment[4]	$11,158	$12,392	$18,565	$19,734
Avg. Ann. Total Return (9/30/13)[5]		+15.53%	+8.40%	+7.53%
Total Annual Operating Expenses[6]	0.99%			
Class C	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+17.94%	+30.50%	+89.70%	+94.31%
Average Annual Total Return[3]	+16.94%	+29.50%	+13.66%	+6.87%
Value of $10,000 Investment[4]	$11,694	$12,950	$18,970	$19,431
Avg. Ann. Total Return (9/30/13)[5]		+20.66%	+8.88%	+7.36%
Total Annual Operating Expenses[6]	1.74%			
Class R	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+18.23%	+31.14%	+94.48%	+104.24%
Average Annual Total Return[3]	+18.23%	+31.14%	+14.23%	+7.40%
Value of $10,000 Investment[4]	$11,823	$13,114	$19,448	$20,424
Avg. Ann. Total Return (9/30/13)[5]		+22.26%	+9.42%	+7.89%
Total Annual Operating Expenses[6]	1.24%			
Class R6				**Inception (5/1/13)**
Cumulative Total Return[2]				+20.02%
Aggregate Total Return[7]				+20.02%
Value of $10,000 Investment[4]				$12,002
Aggregate Total Return (9/30/13)[5, 7]				+15.57%
Total Annual Operating Expenses[6]	0.49%			
Advisor Class[8]	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+18.53%	+31.83%	+99.46%	+114.25%
Average Annual Total Return[3]	+18.53%	+31.83%	+14.81%	+7.92%
Value of $10,000 Investment[4]	$11,853	$13,183	$19,946	$21,425
Avg. Ann. Total Return (9/30/13)[5]		+22.89%	+9.97%	+8.42%
Total Annual Operating Expenses[6]	0.74%			

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to **franklintempleton.com** or call **(800) 342-5236**.*

8 | Semiannual Report

Performance Summary *(continued)*

Endnotes

All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have exhibited more price volatility than larger company stocks, especially over the short term. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results. The Fund's prospectus also includes a description of the main investment risks.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund's current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.
8. Effective 8/2/04, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 8/2/04, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 8/2/04, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 8/2/04 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +104.55% and +8.05%.

Semiannual Report | 9

Your Fund’s Expenses

Franklin Flex Cap Growth Fund

As a Fund shareholder, you can incur two types of costs:

• Transaction costs, including sales charges (loads) on Fund purchases; and

• Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other
Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period.
The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Semiannual Report | 11

Franklin Focused Core Equity Fund

Your Fund's Goal and Main Investments: Franklin Focused Core Equity Fund seeks capital appreciation by normally investing at least 80% of its net assets in equity securities. The Fund invests primarily to predominantly in equity securities of large capitalization companies, which are similar in size to those in the Standard & Poor's 500 Index (S&P 500).

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

We are pleased to bring you Franklin Focused Core Equity Fund's semiannual report for the period ended October 31, 2013.

Performance Overview

For the six months under review, Franklin Focused Core Equity Fund – Class A delivered a +14.30% cumulative total return. In comparison, the S&P 500, which tracks the broad U.S. stock market, generated a total return of +11.15%.[1] You can find more of the Fund's performance data in the Performance Summary beginning on page 15.

Investment Strategy

We are research-driven, bottom-up, fundamental investors. Our investment approach is opportunistic and contrarian, and we seek to identify mispriced companies using fundamental analysis. We seek to take advantage of price dislocations that result from the market's short-term focus. Our analysis includes the investigation of the valuation for each investment based upon the view that the price paid for the security is a critical factor determining long-term success. We rely on a team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies. Our analysts identify each company's market opportunity, competitive position, management and financial strength, business and financial risks, and valuation. We choose to invest in those companies that, in our opinion, offer the best trade-off between growth opportunity, business and financial risk, and valuation.

Manager's Discussion

During the six months under review, all sectors represented in the Fund's portfolio contributed to absolute performance as the broad stock market rallied.

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 61.

12 | Semiannual Report

Key contributors included investments in the information technology (IT), health care, financials and consumer discretionary sectors.

Internet giant Google and leading specialty glass products maker Corning drove returns in the IT sector. Google's share price rose after the company reported stronger-than-expected third-quarter earnings results, driven largely by its advertising business. Google's Enhanced Campaigns, a new ad-buying system that enabled firms to launch advertising campaigns for desktop and mobile devices, helped revive revenue growth. Corning's share price advanced after the company announced an agreement to take full ownership of South Korean liquid crystal display (LCD) glass manufacturer Samsung Corning Precision Materials, Corning's joint venture with Samsung Electronics subsidiary Samsung Display. Additionally, Corning reached a 10-year LCD glass supply agreement with Samsung Display. Further supporting shares were Corning's pre-announcement of solid third-quarter earnings results and authorization of an additional $2 billion share repurchase program through the end of 2015.

Pharmaceuticals drove performance in the health care sector as Valeant Pharmaceuticals International and Actavis delivered strong returns. Valeant's shares advanced after the specialty pharmaceutical company announced a definitive agreement to acquire eye health company Bausch + Lomb Holdings. The acquisition would make Valeant a global leader in eye health, and the company expected the transaction to result in substantial cost savings and to immediately contribute to earnings. Generic drug maker Actavis acquired Irish drugmaker Warner Chilcott, which focuses on women's health care, gastroenterology, urology and dermatology, in an effort to create a leading global specialty company with operational synergies. Actavis's share price reached a new high near period-end after the company reported double-digit revenue and earnings growth for the third quarter and raised its full-year 2013 earnings guidance, which included Warner Chilcott's business.

In the financials sector, The Hartford Financial Services Group's shares benefited from the insurance and investment services provider's quarterly dividend payment increase of 50% and better-than-expected third-quarter earnings results. Consumer discretionary holding BorgWarner's share price rose as the automotive components manufacturer reported stronger-than-expected second- and third-quarter earnings and raised its full-year 2013 earnings guidance.

Other key individual contributors included LyondellBasell Industries, FedEx and Schlumberger. LyondellBasell's stock price advanced as the chemical and polymer manufacturer continued to generate solid free cash flow and maintain a healthy balance sheet amid a challenging revenue environment resulting largely from weakness in its intermediate chemicals and refining segments. Global express delivery services provider FedEx reported strong earnings results for its

Portfolio Breakdown

Franklin Focused Core Equity Fund
Based on Total Net Assets as of 10/31/13

Information Technology*
26.4%
Financials
20.3%
Health Care
10.9%
Energy
9.1%
Materials
8.7%
Consumer Discretionary
8.1%
Industrials
5.8%
Consumer Staples
5.5%
Short-Term Investments & Other Net Assets
5.2%

*Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

Semiannual Report | 13

Top 10 Equity Holdings
Franklin Focused Core Equity Fund
10/31/13

Company *Sector/Industry*	% of Total Net Assets
The Hartford Financial Services Group Inc. *Financials*	4.2%
LyondellBasell Industries NV, A *Materials*	3.9%
Valeant Pharmaceuticals International Inc. *Health Care*	3.5%
MasterCard Inc., A *Information Technology*	3.4%
Anadarko Petroleum Corp. *Energy*	3.3%
Google Inc., A *Information Technology*	3.2%
NIKE Inc., B *Consumer Discretionary*	3.2%
Schlumberger Ltd. *Energy*	3.1%
QUALCOMM Inc. *Information Technology*	3.1%
Genesee & Wyoming Inc. *Industrials*	3.1%

fiscal first-quarter 2014 (ended August 31), driven largely by higher ground shipping revenues. FedEx announced plans to raise domestic express shipping rates and a new share repurchase program of up to 32 million shares. Oilfield services company Schlumberger reported better-than-expected second- and third-quarter earnings as revenues from all regions rose, particularly North America and Latin America.

Although nearly all Fund positions delivered gains and contributed to absolute performance, there were some detractors, notably Axiall and International Business Machines (IBM). Axiall's share price fell after the integrated chemicals and building products company reported a first-quarter loss resulting largely from redemption and other debt costs related to the merger between Georgia Gulf and PPG Industries' chemicals business that created Axiall. The subsequent weakness in caustic soda prices also weighed on Axiall's stock. After reporting second-quarter earnings results that exceeded market expectations, the company lowered its third-quarter profit guidance because of lower operating rates and higher planned outage costs. IBM reported lower-than-expected second- and third-quarter revenues amid weakness in emerging markets and in the hardware business but delivered better-than-expected earnings resulting largely from lower tax rates. Near period-end, the technology giant announced an additional $15 billion for its share repurchase program, bringing the total funds available for share repurchases to approximately $20.6 billion.

Thank you for your continued participation in Franklin Focused Core Equity Fund. We look forward to serving your future investment needs.

Brent Loder
Lead Portfolio Manager

Chris Anderson

Portfolio Management Team
Franklin Focused Core Equity Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

14 | Semiannual Report

Performance Summary as of 10/31/13

Franklin Focused Core Equity Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price Information

Class A (Symbol: FCEQX)	Change	10/31/13	4/30/13
Net Asset Value (NAV)	+$1.52	$12.15	$10.63
Class C (Symbol: n/a)	**Change**	**10/31/13**	**4/30/13**
Net Asset Value (NAV)	+$1.44	$11.80	$10.36
Class R (Symbol: n/a)	**Change**	**10/31/13**	**4/30/13**
Net Asset Value (NAV)	+$1.50	$12.06	$10.56
Class R6 (Symbol: n/a)	**Change**	**10/31/13**	**5/1/13**
Net Asset Value (NAV)	+$1.73	$12.27	$10.54
Advisor Class (Symbol: n/a)	**Change**	**10/31/13**	**4/30/13**
Net Asset Value (NAV)	+$1.55	$12.25	$10.70

Semiannual Report | 15

Semiannual Report | 17

Your Fund’s Expenses

Franklin Focused Core Equity Fund

As a Fund shareholder, you can incur two types of costs:

• Transaction costs, including sales charges (loads) on Fund purchases; and

• Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other
Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period.
The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

18 | Semiannual Report

Your Fund's Expenses *(continued)*

Class A	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period* 5/1/13–10/31/13
Actual	$1,000	$1,143.00	$ 6.21
Hypothetical (5% return before expenses)	$1,000	$1,019.41	$ 5.85
Class C			
Actual	$1,000	$1,139.00	$10.14
Hypothetical (5% return before expenses)	$1,000	$1,015.73	$ 9.55
Class R			
Actual	$1,000	$1,142.00	$ 7.45
Hypothetical (5% return before expenses)	$1,000	$1,018.25	$ 7.02
Class R6			
Actual	$1,000	$1,164.10	$ 3.98
Hypothetical (5% return before expenses)	$1,000	$1,021.53	$ 3.72
Advisor Class			
Actual	$1,000	$1,144.90	$ 4.76
Hypothetical (5% return before expenses)	$1,000	$1,020.77	$ 4.48

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.15%; C: 1.88%; R: 1.38%; R6: 0.73%; and Advisor: 0.88%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. Effective 9/1/13, the expense waivers for Classes A, C, R, R6 and Advisor changed, and the new annualized net expense ratios for each class were: A: 1.30%, C: 2.00%, R: 1.50%, R6: 0.80% and Advisor: 1.00%. Had such expense waivers been in effect for the full period, the expenses paid during the period would have been:

	Class A	Class C	Class R	Class R6	Advisor Class
Actual	$7.02	$10.78	$8.10	$4.36	$5.41
Hypothetical (5% return before expenses)	$6.61	$10.16	$7.63	$4.08	$5.09

Semiannual Report | 19

Franklin Growth Opportunities Fund

Your Fund's Goal and Main Investments: Franklin Growth Opportunities Fund seeks capital appreciation by normally investing predominantly in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential, when compared with the overall economy.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit ***franklintempleton.com*** *or call* ***(800) 342-5236*** *for most recent month-end performance.*

We are pleased to bring you Franklin Growth Opportunities Fund's semiannual report for the period ended October 31, 2013.

Performance Overview

For the six months under review, Franklin Growth Opportunities Fund – Class A posted a +16.59% cumulative total return. For comparison, the Fund's narrow benchmark, the Russell 3000® Growth Index, which measures performance of Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values, generated a +13.37% total return.[1] The Fund's broad benchmark, the Standard & Poor's 500 Index, which tracks the broad U.S. stock market, produced a total return of +11.15%.[1] You can find the Fund's long-term performance data in the Performance Summary beginning on page 23.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 68.

20 | Semiannual Report

range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Manager's Discussion

The Fund outperformed its benchmark, the Russell 3000® Growth Index, for the six-month-period as holdings across several sectors contributed to relative performance. Stock selection in the information technology (IT), consumer discretionary, consumer staples and health care sectors benefited relative returns.

Global payments and technology company MasterCard's share price gained after the IT sector firm reported third-quarter revenues and earnings above expectations, driven by higher global purchase volume. Restaurant operators Chipotle Mexican Grill and Buffalo Wild Wings aided relative consumer discretionary sector performance. Chipotle reported robust same-store sales growth in the third quarter, which helped revenues beat expectations, although higher input costs hurt margins. The company also announced plans to raise prices. The Fund's underweighting in consumer staples and lack of exposure to the tobacco industry in particular helped relative performance. Biotechnology firm Gilead Sciences' stock price rose after rival Vertex announced a U.S. Food and Drug Administration partial hold on Vertex's hepatitis C drug trials. Gilead, a health care firm specializing in developing antiviral and cardiopulmonary drugs, announced an early end to clinical trials for blood cancer drug Idealisib following positive clinical results. Celldex Therapeutics, which develops immunotherapy technologies for cancer treatment, and global specialty pharmaceutical company Actavis were other health care sector contributors.

In contrast, stock selection in the energy and materials sectors detracted from the Fund's performance relative to the benchmark. Oil exploration and production company Cobalt International Energy weighed on relative performance as the company did not find oil at an exploratory Gulf of Mexico well. Chemical manufacturing company Axiall in the materials sector also hindered relative performance as lower sales for its aromatics and building products segments contributed to lower-than-expected earnings.[2] Outside of these sectors, ARIAD Pharmaceuticals' share price fell after the company suspended trials on its leukemia drug Iclusig amid reports of harmful side effects.[2] Other key detractors included pharmaceutical company Allergan,[2] biotechnology firm Amarin[2,3] and apparel manufacturer Ralph Lauren.

2. No longer held at period-end.

3. This holding is not an index component.

Portfolio Breakdown

Franklin Growth Opportunities Fund
Based on Total Net Assets as of 10/31/13

Information Technology*
26.8%
Consumer Discretionary
23.8%
Health Care
16.5%
Industrials
11.6%
Financials
7.4%
Energy
4.2%
Materials
3.7%
Telecommunication Services
3.1%
Consumer Staples
2.8%
Short-Term Investments & Other Net Assets
0.1%

*Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

Semiannual Report | 21

Top 10 Holdings
Franklin Growth Opportunities Fund
10/31/13

Company *Sector/Industry*	% of Total Net Assets
Gilead Sciences Inc. *Health Care*	4.2%
Google Inc., A *Information Technology*	4.0%
MasterCard Inc. *Information Technology*	3.6%
SBA Communications Corp. *Telecommunication Services*	3.1%
Amazon.com Inc. *Consumer Discretionary*	2.7%
Celgene Corp. *Health Care*	2.5%
Precision Castparts Corp. *Industrials*	2.5%
Facebook Inc., A *Information Technology*	1.9%
Nike Inc., B *Consumer Discretionary*	1.8%
Actavis PLC *Health Care*	1.8%

Thank you for your continued participation in Franklin Growth Opportunities Fund. We look forward to serving your future investment needs.

Grant Bowers
Lead Portfolio Manager

Conrad Herrmann, CFA
Andrew J. Schramm, CFA

Portfolio Management Team
Franklin Growth Opportunities Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

22 | Semiannual Report

Semiannual Report | 23

Performance Summary *(continued)*

Performance[1]

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. ***Class A:*** *5.75% maximum initial sales charge;* ***Class C:*** *1% contingent deferred sales charge in first year only;* ***Class R/R6/Advisor Class:*** *no sales charges.*

Class A	6-Month	1-Year	5-Year	10-Year
Cumulative Total Return[2]	+16.59%	+36.44%	+127.59%	+158.46%
Average Annual Total Return[3]	+9.90%	+28.59%	+16.49%	+9.31%
Value of $10,000 Investment[4]	$10,990	$12,859	$21,447	$24,355
Avg. Ann. Total Return (9/30/13)[5]		+19.98%	+12.00%	+9.92%
Total Annual Operating Expenses[6]	1.25%			
Class C	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+16.17%	+35.51%	+119.75%	+140.66%
Average Annual Total Return[3]	+15.17%	+34.51%	+17.05%	+9.18%
Value of $10,000 Investment[4]	$11,517	$13,451	$21,975	$24,066
Avg. Ann. Total Return (9/30/13)[5]		+25.37%	+12.53%	+9.80%
Total Annual Operating Expenses[6]	1.97%			
Class R	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+16.48%	+36.19%	+125.27%	+153.14%
Average Annual Total Return[3]	+16.48%	+36.19%	+17.64%	+9.73%
Value of $10,000 Investment[4]	$11,648	$13,619	$22,527	$25,314
Avg. Ann. Total Return (9/30/13)[5]		+27.03%	+13.10%	+10.36%
Total Annual Operating Expenses[6]	1.47%			
Class R6				**Inception (5/1/13)**
Cumulative Total Return[2]				+18.93%
Aggregate Total Return[7]				+18.93%
Value of $10,000 Investment[4]				$11,893
Aggregate Total Return (9/30/13)[5, 7]				+15.45%
Total Annual Operating Expenses[6]	0.76%			
Advisor Class	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+16.75%	+36.85%	+130.87%	+166.08%
Average Annual Total Return[3]	+16.75%	+36.85%	+18.22%	+10.28%
Value of $10,000 Investment[4]	$11,675	$13,685	$23,087	$26,608
Avg. Ann. Total Return (9/30/13)[5]		+27.66%	+13.67%	+10.91%
Total Annual Operating Expenses[6]	0.97%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236.***

24 | Semiannual Report

Semiannual Report | 25

Your Fund’s Expenses

Franklin Growth Opportunities Fund

As a Fund shareholder, you can incur two types of costs:

• Transaction costs, including sales charges (loads) on Fund purchases; and

• Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other
Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period.
The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

26 | Semiannual Report

Semiannual Report | 27

Franklin Small Cap Growth Fund

Your Fund's Goal and Main Investments: Franklin Small Cap Growth Fund seeks long-term capital growth by normally investing at least 80% of its net assets in equity securities of small-capitalization companies, which for this Fund are those with market capitalizations not exceeding that of the highest market capitalization in the Russell 2000® Index or $1.5 billion, whichever is greater, at the time of purchase.[1]

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit ***franklintempleton.com*** *or call* ***(800) 342-5236*** *for most recent month-end performance.*

We are pleased to bring you Franklin Small Cap Growth Fund's semiannual report for the period ended October 31, 2013.

Performance Overview

For the six months under review, Franklin Small Cap Growth Fund – Class A delivered a +25.32% cumulative total return. In comparison, the Russell 2000® Growth Index, which measures performance of small companies with higher price-to-book ratios and higher forecasted growth values, posted a +19.93% total return.[2] The Standard & Poor's 500 Index, which tracks the broad U.S. equity stock market, produced a total return of +11.15%.[2] You can find the Fund's long-term performance data in the Performance Summary beginning on page 32.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow

1. The Russell 2000® Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000® Index, which represent a small amount of the total market capitalization of the Russell 3000® Index.

2. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 76.

28 | Semiannual Report

generation and returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Manager's Discussion

During the six months under review, all sectors represented in the Fund's portfolio contributed to performance relative to the Russell 2000® Growth Index. Key contributors included stock selection and weightings in the information technology (IT), industrials, energy and financials sectors.

In the IT sector, Yelp drove relative results as its share price delivered triple-digit gains for the six-month period. The online urban guide reported strong revenues and a lower-than-expected loss for the second quarter and raised its full-year 2013 revenue guidance. In the third quarter, revenue growth continued to be strong, driven by a marked increase in monthly unique users and higher mobile phone usage, although a rise in marketing costs led to a higher-than-expected loss. The company also announced plans for a $250 million secondary public offering to raise additional working capital and potentially fund acquisitions. Power-supply chip manufacturer Volterra Semiconductor and enterprise e-commerce solutions provider Demandware also helped the Fund's relative performance. Volterra's share price surged after Maxim Integrated Products announced a definitive agreement to acquire the company. The acquisition was completed in October. Demandware's shares rallied after the company announced an agreement with beauty products company L'Oreal to help promote sales of 25 L'Oreal brands globally. Demandware generated strong second-quarter revenues but continued to report a net loss as it increased investments in an effort to expand its business.

In the industrials sector, Astronics, a provider of advanced technologies to the global aerospace and defense industries, was a major contributor to relative performance. The company generated strong revenue and net income growth during the first half of 2013, resulting largely from robust sales in its aerospace segment. In the energy sector, American natural gas and oil producer Sanchez Energy benefited from higher oil prices and investor optimism about its prospects in the Eagle Ford Shale in South Texas and the emerging Tuscaloosa Marine Shale in Louisiana and Mississippi. Investment banking advisory firm Evercore Partners was among the top contributors in the financials sector. The company, which advises firms involved in mergers, acquisitions and restructurings, reported robust third-quarter revenues and increased its quarterly dividend as it gained market share in its advisory business. Other key individual contributors included medical device company DexCom and for-profit education

Portfolio Breakdown

Franklin Small Cap Growth Fund
Based on Total Net Assets as of 10/31/13

Information Technology*
25.6%
Consumer Discretionary
20.1%
Industrials
16.6%
Health Care
13.3%
Energy
6.2%
Financials
5.6%
Consumer Staples
5.3%
Materials
2.0%
Short-Term Investments & Other Net Assets
5.3%

*Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

Semiannual Report | 29

Top 10 Holdings
Franklin Small Cap Growth Fund
10/31/13

Company *Sector/Industry*	% of Total Net Assets
Shutterfly Inc. *Consumer Discretionary*	1.7%
Bottomline Technologies Inc. *Information Technology*	1.6%
Tenneco Inc. *Consumer Discretionary*	1.5%
FARO Technologies Inc. *Information Technology*	1.5%
Virtus Investment Partners Inc. *Financials*	1.5%
Imax Corp. *Consumer Discretionary*	1.5%
The Advisory Board Co. *Industrials*	1.5%
Yelp Inc. *Information Technology*	1.5%
H.B. Fuller Co. *Materials*	1.5%
Mobile Mini Inc. *Industrials*	1.5%

services provider Grand Canyon Education. DexCom, a manufacturer of continuous glucose monitoring systems, generated strong product revenue and total revenue, which included development grants, in the second quarter. Grand Canyon Education reported double-digit revenue and earnings growth for the eighth quarter in a row as enrollments increased.

Although the Fund delivered strong gains for the six-month period, there were some disappointments. An off-benchmark investment in Amarin hindered relative returns as the biopharmaceutical company's share price fell after the U.S. Food and Drug Administration advisory panel denied approval to expand the use of its fish-oil drug Vascepa to heart-disease patients. Our position in HeartWare International also hurt relative returns as the medical device company reported weaker-than-expected second-quarter earnings. Mattress Firm Holding's share price fell after the mattress maker and retailer reported lower-than-expected revenues and earnings for its fiscal second quarter (ended July 30) and lowered its earnings guidance for its fiscal year ending on January 28, 2014. Ixia's share price declined after the maker of comprehensive network testing products announced it would not meet its second-quarter revenue guidance. However, the company reported solid third-quarter revenue and earnings, resulting largely from healthy spending by its enterprise, federal and service provider clients. Ixia announced its definitive agreement to acquire Net Optics, a leading provider of total application and network visibility solutions. An off-benchmark position in CIBER hampered relative results as the IT services provider reported soft revenue and earnings results for the second and third quarters. The company gained several key clients during the period, including a global leader in automobile rentals and a large, Japan-based retail chain.

30 | Semiannual Report

Semiannual Report | 31

32 | Semiannual Report

Performance Summary *(continued)*

Performance[1]

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. ***Class A:*** *5.75% maximum initial sales charge;* ***Class C:*** *1% contingent deferred sales charge in first year only;* ***Class R/R6/Advisor Class:*** *no sales charges.*

Class A	6-Month	1-Year	5-Year	10-Year
Cumulative Total Return[2]	+25.32%	+48.82%	+185.67%	+148.17%
Average Annual Total Return[3]	+18.11%	+40.30%	+21.90%	+8.87%
Value of $10,000 Investment[4]	$11,811	$14,030	$26,915	$23,393
Avg. Ann. Total Return (9/30/13)[5]		+34.13%	+16.13%	+9.85%
Total Annual Operating Expenses[6]	1.36%			
Class C	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+24.88%	+47.80%	+175.99%	+130.57%
Average Annual Total Return[3]	+23.88%	+46.80%	+22.51%	+8.71%
Value of $10,000 Investment[4]	$12,388	$14,680	$27,599	$23,057
Avg. Ann. Total Return (9/30/13)[5]		+40.40%	+16.69%	+9.70%
Total Annual Operating Expenses[6]	2.06%			
Class R	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+25.20%	+48.52%	+182.96%	+142.71%
Average Annual Total Return[3]	+25.20%	+48.52%	+23.12%	+9.27%
Value of $10,000 Investment[4]	$12,520	$14,852	$28,296	$24,271
Avg. Ann. Total Return (9/30/13)[5]		+42.03%	+17.29%	+10.26%
Total Annual Operating Expenses[6]	1.56%			
Class R6				**Inception (5/1/13)**
Cumulative Total Return[2]				+28.28%
Aggregate Annual Total Return[7]				+28.28%
Value of $10,000 Investment[4]				$12,828
Aggregate Total Return (9/30/13)[5, 7]				+25.34%
Total Annual Operating Expenses[6]	0.82%			
Advisor Class	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+25.57%	+49.26%	+190.05%	+154.93%
Average Annual Total Return[3]	+25.57%	+49.26%	+23.74%	+9.81%
Value of $10,000 Investment[4]	$12,557	$14,926	$29,005	$25,493
Avg. Ann. Total Return (9/30/13)[5]		+42.76%	+17.89%	+10.80%
Total Annual Operating Expenses[6]	1.06%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236.***

Semiannual Report | 33

34 | Semiannual Report

Your Fund’s Expenses

Franklin Small Cap Growth Fund

As a Fund shareholder, you can incur two types of costs:

• Transaction costs, including sales charges (loads) on Fund purchases; and

• Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other
Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period.
The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 35

36 | Semiannual Report

Franklin Small-Mid Cap Growth Fund

Your Fund's Goal and Main Investments: Franklin Small-Mid Cap Growth Fund seeks long-term capital growth by normally investing at least 80% of its net assets in equity securities of small-cap and mid-cap companies. The Fund defines small-cap companies as those within the market capitalization range of companies in the Russell 2500™ Index at the time of purchase, and mid-cap companies as those within the market capitalization range of the Russell Midcap® Index at the time of purchase.[1]

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

We are pleased to bring you Franklin Small-Mid Cap Growth Fund's semi-annual report for the period ended October 31, 2013.

Performance Overview

For the six months under review, Franklin Small-Mid Cap Growth Fund – Class A delivered a +16.34% cumulative total return. In comparison, the Russell Midcap® Growth Index, which measures performance of companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values, generated a +13.75% total return.[2] Also in comparison, the Standard & Poor's 500 Index, which tracks the broad U.S. stock market, produced a total return of +11.15.[2] You can find the Fund's long-term performance data in the Performance Summary beginning on page 41.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive

1. The Russell 2500™ Index is market capitalization weighted and measures performance of the 2,500 smallest companies in the Russell 3000® Index, which represent a modest amount of the Russell 3000® Index's total market capitalization. The Russell Midcap® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represent a modest amount of the Russell 1000® Index's total market capitalization.

2. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 84.

Semiannual Report | 37

38 | Semiannual Report

Semiannual Report | 39

40 | Semiannual Report

Semiannual Report | 41

Performance Summary *(continued)*

Performance[1]

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. ***Class A:*** *5.75% maximum initial sales charge;* ***Class C:*** *1% contingent deferred sales charge in first year only;* ***Class R/R6/Advisor Class:*** *no sales charges.*

Class A	6-Month	1-Year	5-Year	10-Year
Cumulative Total Return[2]	+16.34%	+34.88%	+131.31%	+129.39%
Average Annual Total Return[3]	+9.65%	+27.12%	+16.86%	+8.02%
Value of $10,000 Investment[4]	$10,965	$12,712	$21,797	$21,620
Avg. Ann. Total Return (9/30/13)[5]		+20.58%	+11.37%	+8.59%
Total Annual Operating Expenses[6]	0.98%			
Class C	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+15.91%	+33.87%	+122.85%	+112.88%
Average Annual Total Return[3]	+14.91%	+32.87%	+17.38%	+7.85%
Value of $10,000 Investment[4]	$11,491	$13,287	$22,285	$21,288
Avg. Ann. Total Return (9/30/13)[5]		+25.94%	+11.85%	+8.42%
Total Annual Operating Expenses[6]	1.73%			
Class R	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+16.20%	+34.52%	+128.47%	+123.65%
Average Annual Total Return[3]	+16.20%	+34.52%	+17.97%	+8.38%
Value of $10,000 Investment[4]	$11,620	$13,452	$22,847	$22,365
Avg. Ann. Total Return (9/30/13)[5]		+27.60%	+12.41%	+8.96%
Total Annual Operating Expenses[6]	1.23%			
Class R6				**Inception (5/1/13)**
Cumulative Total Return[2]				+18.40%
Aggregate Annual Total Return[7]				+18.40%
Value of $10,000 Investment[4]				$11,840
Aggregate Total Return (9/30/13)[5, 7]				+15.53%
Total Annual Operating Expenses[6]	0.48%			
Advisor Class	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+16.51%	+35.22%	+134.35%	+135.26%
Average Annual Total Return[3]	+16.51%	+35.22%	+18.57%	+8.93%
Value of $10,000 Investment[4]	$11,651	$13,522	$23,435	$23,526
Avg. Ann. Total Return (9/30/13)[5]		+28.23%	+12.97%	+9.51%
Total Annual Operating Expenses[6]	0.73%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236.***

42 | Semiannual Report

Semiannual Report | 43

Your Fund’s Expenses

Franklin Small-Mid Cap Growth Fund

As a Fund shareholder, you can incur two types of costs:

• Transaction costs, including sales charges (loads) on Fund purchases; and

• Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other
Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period.
The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

44 | Semiannual Report

Semiannual Report | 45

Franklin Strategic Series

Financial Highlights

Franklin Flex Cap Growth Fund

Class A	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	2012	2011	2010	2009
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$51.21	$51.12	$52.42	$43.55	$32.46	$45.77
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.01)	0.04[c]	(0.05)	(0.11)	(0.06)	(0.03)
Net realized and unrealized gains (losses)	9.42	1.69	0.67	8.98	11.15	(13.28)
Total from investment operations	9.41	1.73	0.62	8.87	11.09	(13.31)
Less distributions from:						
Net investment income	—	(0.01)	—	—	—	—
Net realized gains	—	(1.63)	(1.92)	—	—	—
Total distributions	—	(1.64)	(1.92)	—	—	—
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$60.62	$51.21	$51.12	$52.42	$43.55	$32.46
Total return[f]	18.38%	3.70%	1.86%	20.37%	34.17%	(29.08)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates	0.98%	0.99%	0.98%	0.98%	1.01%	1.00%
Expenses net of waiver and payments by affiliates	0.98%[h]	0.99%	0.98%	0.98%	0.99%[h]	1.00%[h]
Net investment income (loss)	(0.04)%	0.09%[c]	(0.10)%	(0.23)%	(0.16)%	(0.08)%
Supplemental data						
Net assets, end of period (000's)	$2,140,698	$2,080,349	$2,094,119	$2,233,642	$1,899,703	$1,370,025
Portfolio turnover rate	17.65%	63.09%	49.59%	51.32%	47.70%	35.95%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $0.07 per share received in the form of special dividends. Excluding these amounts, the ratio of net investment income to average net assets would have been (0.06)%

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Flex Cap Growth Fund

Class C	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	2012	2011	2010	2009
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$45.70	$46.14	$47.88	$40.08	$30.10	$42.76
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.20)	(0.29)[c]	(0.37)	(0.41)	(0.32)	(0.28)
Net realized and unrealized gains (losses)	8.40	1.48	0.55	8.21	10.30	(12.38)
Total from investment operations	8.20	1.19	0.18	7.80	9.98	(12.66)
Less distributions from net realized gains	—	(1.63)	(1.92)	—	—	—
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$53.90	$45.70	$46.14	$47.88	$40.08	$30.10
Total return[f]	17.94%	2.92%	1.10%	19.46%	33.16%	(29.61)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates	1.73%	1.74%	1.73%	1.73%	1.76%	1.74%
Expenses net of waiver and payments by affiliates	1.73%[h]	1.74%	1.73%	1.73%	1.74%[h]	1.74%[h]
Net investment income (loss)	(0.79)%	(0.66)%[c]	(0.85)%	(0.98)%	(0.91)%	(0.82)%
Supplemental data						
Net assets, end of period (000's)	$343,062	$298,253	$323,249	$352,282	$315,013	$243,308
Portfolio turnover rate	17.65%	63.09%	49.59%	51.32%	47.70%	35.95%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $0.07 per share received in the form of special dividends. Excluding these amounts, the ratio of net investment income to average net assets would have been (0.81)%.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 47

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Flex Cap Growth Fund

Class R	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	2012	2011	2010	2009
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$49.74	$49.82	$51.27	$42.70	$31.91	$45.10
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.08)	(0.08)[c]	(0.16)	(0.21)	(0.16)	(0.12)
Net realized and unrealized gains (losses)	9.15	1.63	0.63	8.78	10.95	(13.07)
Total from investment operations	9.07	1.55	0.47	8.57	10.79	(13.19)
Less distributions from net realized gains	—	(1.63)	(1.92)	—	—	—
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$58.81	$49.74	$49.82	$51.27	$42.70	$31.91
Total return[f]	18.23%	3.43%	1.60%	20.07%	33.81%	(29.25)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates	1.23%	1.24%	1.23%	1.23%	1.26%	1.25%
Expenses net of waiver and payments by affiliates	1.23%[h]	1.24%	1.23%	1.23%	1.24%[h]	1.25%[h]
Net investment income (loss)	(0.29)%	(0.16)%[c]	(0.35)%	(0.48)%	(0.41)%	(0.33)%
Supplemental data						
Net assets, end of period (000's)	$63,775	$63,134	$76,340	$72,532	$60,904	$43,940
Portfolio turnover rate	17.65%	63.09%	49.59%	51.32%	47.70%	35.95%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $0.07 per share received in the form of special dividends. Excluding these amounts, the ratio of net investment income to average net assets would have been (0.31)%.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Benefit of expense reduction rounds to less than 0.01%.

48 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 49

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Flex Cap Growth Fund

Advisor Class	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	2012	2011	2010	2009
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$52.29	$52.12	$53.26	$44.14	$32.82	$46.15
Income from investment operations[a]:						
Net investment income[b]	0.06	0.18[c]	0.07	0.01	0.04	0.07
Net realized and unrealized gains (losses)	9.63	1.71	0.71	9.11	11.28	(13.40)
Total from investment operations	9.69	1.89	0.78	9.12	11.32	(13.33)
Less distributions from:						
Net investment income	—	(0.09)	—	—	—	—
Net realized gains	—	(1.63)	(1.92)	—	—	—
Total distributions	—	(1.72)	(1.92)	—	—	—
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$61.98	$52.29	$52.12	$53.26	$44.14	$32.82
Total return[f]	18.53%	3.94%	2.13%	20.66%	34.49%	(28.88)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates	0.73%	0.74%	0.73%	0.73%	0.76%	0.75%
Expenses net of waiver and payments by affiliates	0.73%[h]	0.74%	0.73%	0.73%	0.74%[h]	0.75%[h]
Net investment income	0.21%	0.34%[c]	0.15%	0.02%	0.09%	0.17%
Supplemental data						
Net assets, end of period (000's)	$574,667	$836,225	$1,162,624	$1,233,168	$856,298	$364,798
Portfolio turnover rate	17.65%	63.09%	49.59%	51.32%	47.70%	35.95%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Net investment income per share includes approximately $0.07 per share received in the form of special dividends. Excluding these amounts, the ratio of net investment income to average net assets would have been 0.19%.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Amount rounds to less than $0.01 per share.

[f]Total return is not annualized for periods less than one year.

[g]Ratios are annualized for periods less than one year.

[h]Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series

Statement of Investments, October 31, 2013 (unaudited)

Franklin Flex Cap Growth Fund	Shares	Value
Common Stocks 99.0%		
Automobiles & Components 0.9%		
BorgWarner Inc.	260,000	$ 26,813,800
[a]Tesla Motors Inc.	40,000	6,397,600
		33,211,400
Banks 1.8%		
[a]Signature Bank/New York NY	350,000	35,637,000
Wells Fargo & Co.	600,000	25,614,000
		61,251,000
Capital Goods 9.4%		
[a]Chart Industries Inc.	100,000	10,747,000
Danaher Corp.	489,800	35,309,682
[a]DigitalGlobe Inc.	291,600	9,278,712
Fastenal Co.	360,000	17,928,000
[a]HD Supply Holdings Inc.	225,000	4,542,750
Honeywell International Inc.	205,000	17,779,650
[a]Jacobs Engineering Group Inc.	225,000	13,684,500
[a]The Keyw Holding Corp.	150,000	1,725,000
The Manitowoc Co. Inc.	1,250,000	24,325,000
Pall Corp.	425,000	34,221,000
Precision Castparts Corp.	215,000	54,491,750
[a]Proto Labs Inc.	225,000	18,868,500
Rockwell Automation Inc.	175,000	19,321,750
Roper Industries Inc.	200,000	25,362,000
[a,b]Solarcity Corp.	76,600	4,081,248
[a]United Rentals Inc.	575,000	37,139,250
		328,805,792
Commercial & Professional Services 1.7%		
[a]IHS Inc., A	150,000	16,357,500
Nielsen Holdings NV	575,000	22,678,000
[a]Stericycle Inc.	175,000	20,335,000
		59,370,500
Consumer Durables & Apparel 4.2%		
[a]Lululemon Athletica Inc. (Canada)	155,400	10,730,370
[a]Michael Kors Holdings Ltd.	388,800	29,918,160
NIKE Inc., B	500,000	37,880,000
Ralph Lauren Corp.	150,000	24,846,000
[a]TRI Pointe Homes Inc.	700,000	11,144,000
[a]Under Armour Inc., A	400,000	32,460,000
		146,978,530
Consumer Services 3.0%		
[a]Bally Technologies Inc.	275,000	20,113,500
[a]Chipotle Mexican Grill Inc.	54,100	28,509,077
[a]Chuy's Holdings Inc.	244,900	9,208,240

Semiannual Report | 51

Franklin Strategic Series

Statement of Investments, October 31, 2013 (unaudited) *(continued)*

Franklin Flex Cap Growth Fund	Shares	Value
Common Stocks (continued)		
Consumer Services (continued)		
Las Vegas Sands Corp.	168,500	$ 11,832,070
[a,b] Noodles & Co.	146,900	6,432,751
Wynn Resorts Ltd.	175,000	29,093,750
		105,189,388
Diversified Financials 3.4%		
BlackRock Inc.	70,000	21,056,700
Discover Financial Services	375,000	19,455,000
Evercore Partners Inc.	180,000	9,084,600
Financial Engines Inc.	200,000	11,174,000
[a] IntercontinentalExchange Inc.	125,000	24,091,250
T. Rowe Price Group Inc.	450,000	34,834,500
		119,696,050
Energy 3.6%		
Anadarko Petroleum Corp.	132,200	12,597,338
[a] Cobalt International Energy Inc.	500,000	11,605,000
[a] Diamondback Energy Inc.	140,700	7,267,155
[a] FMC Technologies Inc.	250,000	12,637,500
National Oilwell Varco Inc.	215,000	17,453,700
Noble Energy Inc.	325,000	24,352,250
Oceaneering International Inc.	115,000	9,876,200
Schlumberger Ltd.	298,700	27,994,164
		123,783,307
Food & Staples Retailing 1.3%		
[a] Fairway Group Holdings Corp.	155,500	3,798,865
[a] Sprouts Farmers Markets LLC	36,200	1,667,372
Whole Foods Market Inc.	610,000	38,509,300
		43,975,537
Food, Beverage & Tobacco 3.0%		
[a] Boston Beer Inc., A	70,000	16,071,300
Mead Johnson Nutrition Co., A	275,000	22,456,500
[a] Monster Beverage Corp.	310,000	17,741,300
PepsiCo Inc.	350,000	29,431,500
[a] WhiteWave Foods Co., A	900,000	18,009,000
		103,709,600
Health Care Equipment & Services 3.5%		
Abbott Laboratories	775,000	28,326,250
[a] Cerner Corp.	500,000	28,015,000
[a] DaVita HealthCare Partners Inc.	350,000	19,673,500
[a] Envision Healthcare Holdings Inc.	157,300	4,569,565
[a] Express Scripts Holding Co.	325,000	20,319,000
McKesson Corp.	125,000	19,542,500
[a,b] Veeva Systems Inc.	75,000	2,918,250
		123,364,065

52 | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2013 (unaudited) *(continued)*

Franklin Flex Cap Growth Fund	Shares	Value
Common Stocks (continued)		
Insurance 1.4%		
ACE Ltd.	325,000	$ 31,018,000
Aflac Inc.	275,000	17,869,500
		48,887,500
Materials 4.1%		
Airgas Inc.	218,700	23,853,609
Cytec Industries Inc.	225,000	18,695,250
Ecolab Inc.	700,000	74,200,000
Praxair Inc.	200,000	24,942,000
		141,690,859
Media 6.0%		
[a]Charter Communications Inc., A	170,000	22,820,800
[a]DIRECTV	400,000	24,996,000
[a]Discovery Communications Inc., C	625,000	51,693,750
[a]Imax Corp. (Canada)	510,200	14,872,330
Sirius XM Radio Inc.	11,000,000	41,470,000
The Walt Disney Co.	760,000	52,128,400
		207,981,280
Pharmaceuticals, Biotechnology & Life Sciences 10.8%		
[a]Actavis PLC (Ireland)	375,000	57,967,500
[a]Alnylam Pharmaceuticals Inc.	200,000	11,522,000
[a]Biogen Idec Inc.	200,000	48,838,000
Bristol-Myers Squibb Co.	700,000	36,764,000
[a]Celgene Corp.	425,000	63,108,250
[a]Celldex Therapeutics Inc.	825,000	18,900,750
[a]Gilead Sciences Inc.	1,050,000	74,539,500
[a]Illumina Inc.	232,800	21,769,128
[a]Pharmacyclics Inc.	85,000	10,084,400
[a]Quintiles Transnational Holdings Inc.	400,000	16,796,000
[a]Waters Corp.	150,000	15,138,000
		375,427,528
Real Estate 0.5%		
American Tower Corp.	225,000	17,853,750
Retailing 6.1%		
[a]Amazon.com Inc.	175,000	63,705,250
Dick's Sporting Goods Inc.	525,000	27,935,250
[a]Dollar General Corp.	300,000	17,334,000
[a]HomeAway Inc.	390,000	11,563,500
Lithia Motors Inc.	125,000	7,856,250
[a]LKQ Corp.	350,000	11,560,500
[a]Netflix Inc.	12,500	4,031,000
[a]Priceline.com Inc.	27,000	28,453,410
[a]Shutterfly Inc.	100,000	4,914,000
Tractor Supply Co.	342,600	24,444,510
[a]TripAdvisor Inc.	123,400	10,206,414
		212,004,084

Semiannual Report | 53

Franklin Strategic Series

Statement of Investments, October 31, 2013 (unaudited) *(continued)*

Franklin Flex Cap Growth Fund	Shares	Value
Common Stocks (continued)		
Semiconductors & Semiconductor Equipment 3.2%		
[a]Cavium Inc.	275,000	$ 11,085,250
Microchip Technology Inc.	675,000	28,998,000
[a]NXP Semiconductors NV (Netherlands)	925,000	38,961,000
Xilinx Inc.	750,000	34,065,000
		113,109,250
Software & Services 18.3%		
[a]Alliance Data Systems Corp.	80,000	18,964,800
[a]ANSYS Inc.	300,000	26,235,000
[a]Bottomline Technologies Inc.	380,000	11,939,600
[a]BroadSoft Inc.	290,000	9,488,800
[a]eBay Inc.	720,000	37,951,200
[a]Electronic Arts Inc.	300,000	7,875,000
[a]Facebook Inc., A	825,000	41,464,500
[a]FireEye Inc.	38,200	1,445,870
[a]FleetCor Technologies Inc.	225,000	25,953,750
[a]Fortinet Inc.	425,000	8,546,750
[a]Google Inc., A	99,000	102,027,420
[a]Guidewire Software Inc.	300,000	15,216,000
[a]LinkedIn Corp., A	120,000	26,840,400
MasterCard Inc., A	113,000	81,032,300
[a]NetSuite Inc.	340,000	34,299,200
[a]Pandora Media Inc.	340,100	8,546,713
[a]Salesforce.com Inc.	725,000	38,686,000
[a]ServiceNow Inc.	375,000	20,478,750
[a]Splunk Inc.	160,000	10,033,600
[a]Tableau Software Inc.	29,400	1,806,924
[a]Vantiv Inc., A	600,000	16,500,000
Visa Inc., A	300,000	59,001,000
[a]Workday Inc.	115,000	8,610,050
[a]Yahoo! Inc.	525,000	17,288,250
[a]Yelp Inc.	104,900	7,106,975
		637,338,852
Technology Hardware & Equipment 6.9%		
Apple Inc.	215,000	112,305,250
National Instruments Corp.	525,000	15,251,250
[a]Palo Alto Networks Inc.	110,000	4,637,600
QUALCOMM Inc.	850,000	59,049,500
[a]Stratasys Ltd.	200,000	22,646,000
[a]Trimble Navigation Ltd.	725,000	20,713,250
Ubiquiti Networks Inc.	110,000	4,243,800
		238,846,650
Telecommunication Services 1.0%		
[a]RingCentral Inc., A	72,800	1,402,128
[a]SBA Communications Corp.	400,000	34,988,000
		36,390,128

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Franklin Strategic Series

Financial Highlights

Franklin Focused Core Equity Fund

Class A	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	2012	2011	2010	2009
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.63	$ 9.47	$10.35	$ 9.03	$6.27	$8.69
Income from investment operations[a]:						
Net investment income[b]	0.01	0.07	0.02	0.06	0.02	0.06
Net realized and unrealized gains (losses)	1.51	1.16	(0.31)	1.29	2.74	(2.36)
Total from investment operations	1.52	1.23	(0.29)	1.35	2.76	(2.30)
Less distributions from:						
Net investment income	—	—	(0.11)	(0.03)	—[c]	(0.10)
Net realized gains	—	(0.07)	(0.48)	—	—	(0.02)
Total distributions	—	(0.07)	(0.59)	(0.03)	—[c]	(0.12)
Net asset value, end of period	$12.15	$10.63	$ 9.47	$10.35	$9.03	$6.27
Total return[d]	14.30%	13.08%	(2.17)%	14.92%	44.05%	(26.07)%
Ratios to average net assets[e]						
Expenses before waiver and payments by affiliates	1.67%	1.89%	1.81%	1.87%	2.04%	3.99%
Expenses net of waiver and payments by affiliates	1.15%	1.19%	1.21%	1.10%	1.09%[f]	1.17%[f]
Net investment income	0.22%	0.76%	0.25%	0.61%	0.21%	0.91%
Supplemental data						
Net assets, end of period (000's)	$29,822	$19,029	$26,253	$14,481	$10,974	$4,889
Portfolio turnover rate	25.13%	74.50%	51.85%	63.80%	42.73%	83.29%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Amount rounds to less than $0.01 per share.
[d]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]Ratios are annualized for periods less than one year.
[f]Benefit of expense reduction rounds to less than 0.01%.

56 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Focused Core Equity Fund

Class C	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	2012	2011	2010	2009
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.36	$ 9.29	$10.14	$ 8.90	$6.24	$8.67
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.03)	0.01	(0.04)	(0.01)	(0.05)	—[c]
Net realized and unrealized gains (losses)	1.47	1.13	(0.29)	1.25	2.71	(2.33)
Total from investment operations	1.44	1.14	(0.33)	1.24	2.66	(2.33)
Less distributions from:						
Net investment income	—	—	(0.04)	—	—[c]	(0.08)
Net realized gains	—	(0.07)	(0.48)	—	—	(0.02)
Total distributions	—	(0.07)	(0.52)	—	—[c]	(0.10)
Net asset value, end of period	$11.80	$10.36	$ 9.29	$10.14	$8.90	$6.24
Total return[d]	13.90%	12.36%	(2.66)%	13.93%	42.65%	(26.56)%
Ratios to average net assets[e]						
Expenses before waiver and payments by affiliates	2.40%	2.59%	2.50%	2.66%	2.84%	4.67%
Expenses net of waiver and payments by affiliates	1.88%	1.89%	1.90%	1.89%	1.89%[f]	1.85%[f]
Net investment income (loss)	(0.51)%	0.06%	(0.44)%	(0.18)%	(0.59)%	0.23%
Supplemental data						
Net assets, end of period (000's)	$4,489	$2,502	$3,265	$2,095	$1,853	$106
Portfolio turnover rate	25.13%	74.50%	51.85%	63.80%	42.73%	83.29%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Amount rounds to less than $0.01 per share.
[d]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]Ratios are annualized for periods less than one year.
[f]Benefit of expense reduction rounds to less than 0.01%.

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Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Focused Core Equity Fund

Class R	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	2012	2011	2010	2009
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.56	$ 9.43	$10.30	$ 9.00	$6.27	$8.68
Income from investment operations[a]:						
Net investment income (loss)[b]	—[c]	0.05	0.02	0.03	(0.01)	0.05
Net realized and unrealized gains (losses)	1.50	1.15	(0.32)	1.28	2.74	(2.36)
Total from investment operations	1.50	1.20	(0.30)	1.31	2.73	(2.31)
Less distributions from:						
Net investment income	—	—	(0.09)	(0.01)	—	(0.08)
Net realized gains	—	(0.07)	(0.48)	—	—	(0.02)
Total distributions	—	(0.07)	(0.57)	(0.01)	—	(0.10)
Net asset value, end of period	$12.06	$10.56	$ 9.43	$10.30	$9.00	$6.27
Total return[d]	14.20%	12.81%	(2.22)%	14.51%	43.54%	(26.30)%
Ratios to average net assets[e]						
Expenses before waiver and payments by affiliates	1.90%	2.09%	1.99%	2.16%	2.34%	4.21%
Expenses net of waiver and payments by affiliates	1.38%	1.39%	1.39%	1.39%	1.39%[f]	1.39%[f]
Net investment income (loss)	(0.01)%	0.56%	0.07%	0.32%	(0.09)%	0.69%
Supplemental data						
Net assets, end of period (000's)	$96	$76	$41	$27	$21	$6
Portfolio turnover rate	25.13%	74.50%	51.85%	63.80%	42.73%	83.29%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Amount rounds to less than $0.01 per share.

[d]Total return is not annualized for periods less than one year.

[e]Ratios are annualized for periods less than one year.

[f]Benefit of expense reduction rounds to less than 0.01%.

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Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Focused Core Equity Fund

Advisor Class	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	2012	2011	2010	2009
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$10.70	$ 9.50	$10.37	$ 9.06	$6.28	$8.70
Income from investment operations[a]:						
Net investment income[b]	0.03	0.10	0.06	0.08	0.04	0.08
Net realized and unrealized gains (losses)	1.52	1.17	(0.32)	1.28	2.74	(2.37)
Total from investment operations	1.55	1.27	(0.26)	1.36	2.78	(2.29)
Less distributions from:						
Net investment income	—	—	(0.13)	(0.05)	—[c]	(0.11)
Net realized gains	—	(0.07)	(0.48)	—	—	(0.02)
Total distributions	—	(0.07)	(0.61)	(0.05)	—[c]	(0.13)
Net asset value, end of period	$12.25	$10.70	$ 9.50	$10.37	$9.06	$6.28
Total return[d]	14.49%	13.46%	(1.80)%	15.08%	44.34%	(25.93)%
Ratios to average net assets[e]						
Expenses before waiver and payments by affiliates	1.40%	1.59%	1.49%	1.66%	1.84%	3.71%
Expenses net of waiver and payments by affiliates	0.88%	0.89%	0.89%	0.89%	0.89%[f]	0.89%[f]
Net investment income	0.49%	1.06%	0.57%	0.82%	0.41%	1.19%
Supplemental data						
Net assets, end of period (000's)	$5,161	$4,347	$3,188	$1,966	$1,182	$167
Portfolio turnover rate	25.13%	74.50%	51.85%	63.80%	42.73%	83.29%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Amount rounds to less than $0.01 per share.

[d]Total return is not annualized for periods less than one year.

[e]Ratios are annualized for periods less than one year.

[f]Benefit of expense reduction rounds to less than 0.01%.

60 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2013 (unaudited)

Franklin Focused Core Equity Fund	Country	Shares	Value
Common Stocks 94.8%			
Consumer Discretionary 8.1%			
BorgWarner Inc.	United States	11,430	$ 1,178,776
NIKE Inc., B	United States	16,498	1,249,888
The Walt Disney Co.	United States	11,040	757,234
			3,185,898
Consumer Staples 5.5%			
CVS Caremark Corp.	United States	15,970	994,292
Mead Johnson Nutrition Co., A	United States	14,720	1,202,035
			2,196,327
Energy 9.1%			
Anadarko Petroleum Corp.	United States	13,830	1,317,861
Marathon Oil Corp.	United States	30,120	1,062,031
Schlumberger Ltd.	United States	13,010	1,219,297
			3,599,189
Financials 20.3%			
BlackRock Inc.	United States	3,437	1,033,884
[a]CBRE Group Inc.	United States	49,720	1,154,996
Citigroup Inc.	United States	22,310	1,088,282
Discover Financial Services	United States	17,730	919,832
The Hartford Financial Services Group Inc.	United States	49,220	1,658,714
JPMorgan Chase & Co.	United States	20,213	1,041,778
MetLife Inc.	United States	24,220	1,145,848
			8,043,334
Health Care 10.9%			
[a]Actavis PLC	Ireland	5,690	879,560
Aetna Inc.	United States	14,300	896,610
Roche Holding AG	Switzerland	4,210	1,165,860
[a]Valeant Pharmaceuticals International Inc.	Canada	13,130	1,388,104
			4,330,134
Industrials 5.8%			
FedEx Corp.	United States	8,120	1,063,720
[a]Genesee & Wyoming Inc.	United States	12,160	1,214,054
			2,277,774
Information Technology 26.4%			
[a]Adobe Systems Inc.	United States	17,140	928,988
Cisco Systems Inc.	United States	40,230	905,175
Corning Inc.	United States	66,000	1,127,940
EMC Corp.	United States	29,270	704,529
[a]Google Inc., A	United States	1,220	1,257,308
International Business Machines Corp.	United States	3,900	698,919
MasterCard Inc., A	United States	1,850	1,326,635
Maxim Integrated Products Inc.	United States	37,190	1,104,543
Microsoft Corp.	United States	33,190	1,173,266
QUALCOMM Inc.	United States	17,480	1,214,336
			10,441,639

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Franklin Strategic Series

Financial Highlights

Franklin Growth Opportunities Fund

Class A	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	2012	2011	2010	2009
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$24.29	$23.02	$24.28	$19.59	$13.88	$20.06
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.07)	(0.12)	(0.16)	(0.15)	(0.14)	(0.14)
Net realized and unrealized gains (losses)	4.10	1.95	0.40	4.84	5.85	(6.04)
Total from investment operations	4.03	1.83	0.24	4.69	5.71	(6.18)
Less distributions from net realized gains	—	(0.56)	(1.50)	—	—	—
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$28.32	$24.29	$23.02	$24.28	$19.59	$13.88
Total return[e]	16.59%	8.29%	1.90%	23.94%	41.14%	(30.81)%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates	1.21%	1.25%	1.28%	1.28%	1.31%	1.32%
Expenses net of waiver and payments by affiliates	1.21%	1.25%	1.28%	1.28%	1.24%[g]	1.32%[g]
Net investment income (loss)	(0.55)%	(0.56)%	(0.71)%	(0.73)%	(0.81)%	(0.89)%
Supplemental data						
Net assets, end of period (000's)	$290,131	$213,639	$209,382	$211,435	$168,205	$99,939
Portfolio turnover rate	22.38%	58.76%	63.57%	69.74%	67.27%	90.24%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

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Semiannual Report | The accompanying notes are an integral part of these financial statements. | 65

66 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

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68 | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2013 (unaudited) *(continued)*

Franklin Growth Opportunities Fund	Shares	Value
Common Stocks (continued)		
Financials (continued)		
[a]Realogy Holdings Corp.	67,100	$ 2,760,494
[a]Signature Bank/New York NY	55,800	5,681,556
		45,632,324
Health Care 16.5%		
[a]Actavis PLC (Ireland)	71,900	11,114,302
[a]Alnylam Pharmaceuticals Inc.	78,700	4,533,907
[a]Biogen Idec Inc.	27,600	6,739,644
[a]Celgene Corp.	105,900	15,725,091
[a]Celldex Therapeutics Inc.	290,500	6,655,355
The Cooper Cos. Inc.	31,100	4,018,431
[a]Gilead Sciences Inc.	362,720	25,749,493
[a]HMS Holdings Corp.	179,900	3,801,287
[a]Jazz Pharmaceuticals PLC	70,400	6,388,096
[a]Medivation Inc.	133,800	8,009,268
Perrigo Co.	44,566	6,145,205
[a]Sagent Pharmaceuticals Inc.	135,100	2,930,319
[a]Surgical Care Affiliates Inc.	22,100	580,125
		102,390,523
Industrials 11.6%		
Allegiant Travel Co.	47,671	4,970,655
Cummins Inc.	32,300	4,102,746
[a]DigitalGlobe Inc.	125,100	3,980,682
Flowserve Corp.	103,700	7,204,039
[a]Hexcel Corp.	97,300	4,116,763
[a]IHS Inc., A	43,100	4,700,055
Kansas City Southern	85,600	10,402,112
Precision Castparts Corp.	61,330	15,544,089
Rockwell Automation Inc.	32,800	3,621,448
Towers Watson & Co.	28,100	3,226,161
[a]United Rentals Inc.	61,600	3,978,744
[a]Verisk Analytics Inc., A	88,900	6,091,428
		71,938,922
Information Technology 26.8%		
[a]Adobe Systems Inc.	88,500	4,796,700
Apple Inc.	12,800	6,686,080
ARM Holdings PLC (United Kingdom)	402,600	6,360,866
[a]BroadSoft Inc.	87,000	2,846,640
[a]eBay Inc.	104,200	5,492,382
[a]F5 Networks Inc.	47,500	3,871,725
[a]Facebook Inc., A	234,200	11,770,892
[a]Google Inc., A	24,090	24,826,672
[a]LinkedIn Corp., A	26,500	5,927,255
MasterCard Inc., A	31,400	22,516,940
[a]NetSuite Inc.	56,100	5,659,368

Semiannual Report | 69

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Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Small Cap Growth Fund

Class C	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	2012	2011	2010	2009
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.70	$11.57	$11.80	$ 9.15	$5.89	$8.43
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.11)	(0.16)	(0.14)	(0.16)	(0.13)	(0.12)
Net realized and unrealized gains (losses)	3.27	1.65	(0.09)	2.81	3.39	(2.35)
Total from investment operations	3.16	1.49	(0.23)	2.65	3.26	(2.47)
Less distributions from net realized gains	—	(0.36)	—	—	—	(0.07)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$15.86	$12.70	$11.57	$11.80	$9.15	$5.89
Total return[e]	24.88%	13.41%	(1.95)%	28.96%	55.35%	(29.11)%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates	1.91%	2.03%	2.07%	2.07%	2.10%	2.04%
Expenses net of waiver and payments by affiliates	1.91%[g]	2.03%	2.07%	2.07%	2.08%	2.04%[g]
Net investment income (loss)	(1.48)%	(1.38)%	(1.30)%	(1.64)%	(1.79)%	(1.77)%
Supplemental data						
Net assets, end of period (000's)	$136,076	$77,644	$67,212	$72,394	$57,298	$40,180
Portfolio turnover rate	19.03%	41.02%	50.08%	63.07%	61.32%	43.04%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

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Semiannual Report | The accompanying notes are an integral part of these financial statements. | 73

74 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 75

Franklin Strategic Series

Statement of Investments, October 31, 2013 (unaudited)

Franklin Small Cap Growth Fund	Shares	Value
Common Stocks 94.7%		
Consumer Discretionary 20.1%		
[a]American Axle & Manufacturing Holdings Inc.	513,600	$ 9,558,096
[a]American Public Education Inc.	59,400	2,377,782
[a]Blue Nile Inc.	164,100	6,739,587
[a]Buffalo Wild Wings Inc.	80,100	11,420,658
[a]Citi Trends Inc.	484,100	7,106,588
[a]Grand Canyon Education Inc.	306,600	14,492,982
[a]HomeAway Inc.	393,600	11,670,240
[a]Iconix Brand Group Inc.	292,300	10,549,107
[a]Imax Corp. (Canada)	533,600	15,554,440
[a]Jack in the Box Inc.	265,400	10,796,472
Lithia Motors Inc.	184,795	11,614,366
[a]M/I Homes Inc.	462,900	9,475,563
[a]Mattress Firm Holding Corp.	232,700	6,994,962
[a,b]Noodles & Co.	192,600	8,433,954
[a,b]Potbelly Corp.	191,300	5,165,100
[a]RetailMeNot Inc.	26,600	867,692
[a]Shutterfly Inc.	367,400	18,054,036
[a]Tenneco Inc.	298,300	15,830,781
[a]Tile Shop Holdings Inc.	492,300	10,993,059
[a]Vitamin Shoppe Inc.	186,600	8,753,406
Wolverine World Wide Inc.	196,200	11,328,588
		207,777,459
Consumer Staples 5.3%		
[a]Boston Beer Inc., A	42,900	9,849,411
Casey's General Stores Inc.	126,800	9,241,184
[a]Hain Celestial Group Inc.	128,800	10,720,024
[a]SonOpta Inc. (Canada)	1,172,400	12,626,748
[a]TreeHouse Foods Inc.	175,000	12,820,500
		55,257,867
Energy 6.2%		
[a]C&J Energy Services Inc.	455,400	10,492,416
[a]Key Energy Services Inc.	1,392,800	10,891,696
[a]Pioneer Energy Services Corp.	1,313,800	11,035,920
[a]Rex Energy Corp.	323,400	6,953,100
[a]Sanchez Energy Corp.	420,000	11,974,200
[a]Synergy Resources Corp.	1,202,900	12,462,044
		63,809,376
Financials 5.6%		
Essent Group Ltd. (Bermuda)	214,600	4,506,600
Evercore Partners Inc.	177,000	8,933,190
Independent Bank Group Inc.	152,941	5,770,464
Manning & Napier Inc.	446,300	7,408,580
[a]Texas Capital Bancshares Inc.	70,403	3,664,476
[a]Virtus Investment Partners Inc.	77,200	15,711,744
[a]Western Alliance Bancorp	545,900	11,545,785
		57,540,839

76 | Semiannual Report

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Statement of Investments, October 31, 2013 (unaudited) *(continued)*

Franklin Small Cap Growth Fund	Shares	Value
Common Stocks (continued)		
Health Care 13.3%		
[a,b]Amarin Corp. PLC, ADR (United Kingdom)	851,600	$ 1,405,140
[a]AP Pharma Inc.	3,669,400	1,687,924
[a]Celldex Therapeutics Inc.	414,500	9,496,195
[a]DexCom Inc.	512,700	14,729,871
[a]EXACT Sciences Corp.	391,017	4,309,008
[a,b]Foundation Medicine Inc.	30,600	975,528
[a]Greatbatch Inc.	289,000	11,016,680
[a]HeartWare International Inc.	114,500	8,308,120
[a]HMS Holdings Corp.	475,100	10,038,863
[a]Impax Laboratories Inc.	422,500	8,559,850
[a]InterMune Inc.	308,834	4,351,471
[a]LDR Holding Corp.	121,600	2,518,336
[a]MWI Veterinary Supply Inc.	61,200	9,708,768
[a]Neogen Corp.	161,100	7,446,042
[a]PAREXEL International Corp.	283,800	12,972,498
[a]Puma Biotechnology Inc.	144,400	5,531,964
[a]Sagent Pharmaceuticals Inc.	467,300	10,135,737
[a]Thoratec Corp.	184,400	7,964,236
[a]Volcano Corp.	357,100	6,845,607
		138,001,838
Industrials 16.6%		
[a]The Advisory Board Co.	225,500	15,469,300
Allegiant Travel Co.	56,800	5,922,536
Altra Holdings Inc.	459,200	13,945,904
[a]Astronics Corp.	238,000	11,676,280
[a]Astronics Corp., B	47,600	2,298,604
[a]DigitalGlobe Inc.	391,200	12,447,984
[a,b]Echo Global Logistics Inc.	656,700	12,089,847
Exponent Inc.	59,508	4,499,400
[a]Hexcel Corp.	250,000	10,577,500
[a]Hub Group Inc., A	283,900	10,427,647
[a]Huron Consulting Group Inc.	159,900	9,365,343
Interface Inc.	711,700	14,411,925
[a,b]The Keyw Holding Corp.	625,113	7,188,799
The Manitowoc Co. Inc.	750,000	14,595,000
[a]Mobile Mini Inc.	418,200	15,105,384
[a]Spirit Airlines Inc.	268,500	11,585,775
		171,607,228
Information Technology 25.6%		
Advent Software Inc.	211,900	7,109,245
[a]Bazaarvoice Inc.	898,000	8,423,240
[a]Benefitfocus Inc.	50,630	2,536,563
[a]Bottomline Technologies Inc.	537,404	16,885,234
[a]BroadSoft Inc.	410,100	13,418,472
[a]Cavium Inc.	274,700	11,073,157
[a]CIBER Inc.	1,182,500	3,843,125
Cognex Corp.	471,400	14,731,250

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Statement of Investments, October 31, 2013 (unaudited) *(continued)*

Franklin Small Cap Growth Fund	Shares	Value
Common Stocks (continued)		
Information Technology (continued)		
Coherent Inc.	87,306	$ 5,778,784
[a]Cvent Inc.	76,100	2,358,339
[a]Demandware Inc.	295,028	14,589,135
EVERTEC Inc. (Puerto Rico)	240,200	5,635,092
[a]Fabrinet	262,502	4,394,283
[a]FARO Technologies Inc.	332,400	15,789,000
[a]Guidewire Software Inc.	142,100	7,207,312
[a]Ixia	889,900	12,618,782
[a]Lattice Semiconductor Corp.	2,871,900	14,732,847
Methode Electronics Inc.	334,600	8,559,068
[a]Nanometrics Inc.	538,600	10,007,188
National Instruments Corp.	248,600	7,221,830
Power Integrations Inc.	182,200	10,465,568
[a]Sapient Corp.	787,520	12,450,691
[a]Semtech Corp.	435,000	13,532,850
[a]Shoretel Inc.	612,900	4,872,555
[a]Silicon Laboratories Inc.	281,900	11,338,018
[a]ViaSat Inc.	153,200	10,129,584
[a]Yelp Inc.	227,100	15,386,025
		265,087,237
Materials 2.0%		
H.B. Fuller Co.	317,800	15,213,086
Quaker Chemical Corp.	69,500	5,275,745
		20,488,831
Total Common Stocks (Cost $749,730,014)		979,570,675
Short Term Investments 8.3%		
Money Market Funds (Cost $69,082,579) 6.7%		
[a,c]Institutional Fiduciary Trust Money Market Portfolio	69,082,579	69,082,579
[d]**Investments from Cash Collateral Received for Loaned Securities (Cost $16,027,950) 1.6%**		
Money Market Funds 1.6%		
[e]BNY Mellon Overnight Government Fund, 0.047%	16,027,950	16,027,950
Total Investments (Cost $834,840,543) 103.0%		1,064,681,204
Other Assets, less Liabilities (3.0)%		(30,789,805)
Net Assets 100.0%		$1,033,891,399

See Abbreviations on page 116.

[a]Non-income producing.
[b]A portion or all of the security is on loan at October 31, 2013. See Note 1(c).
[c]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
[d]See Note 1(c) regarding securities on loan.
[e]The rate shown is the annualized seven-day yield at period end.

78 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 79

80 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 81

82 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

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Franklin Strategic Series

Statement of Investments, October 31, 2013 (unaudited)

Franklin Small-Mid Cap Growth Fund	Country	Shares	Value
Common Stocks 98.5%			
Consumer Discretionary 26.2%			
[a]AMC Networks Inc., A	United States	421,000	$ 29,507,889
[a]Bally Technologies Inc.	United States	190,400	13,925,856
BorgWarner Inc.	United States	351,400	36,239,882
[a]BRP Inc.	Canada	1,024,600	27,529,647
[a,b]BRP Inc., 144A	Canada	164,400	4,417,211
[a]Buffalo Wild Wings Inc.	United States	276,700	39,451,886
[a]Charter Communications Inc., A	United States	141,100	18,941,264
[a]Chipotle Mexican Grill Inc.	United States	93,900	49,482,483
Dick's Sporting Goods Inc.	United States	827,900	44,052,559
[a]Dollar General Corp.	United States	765,200	44,213,256
GNC Holdings Inc., A	United States	1,057,400	62,196,268
Harman International Industries Inc.	United States	356,500	28,883,630
[a]HomeAway Inc.	United States	755,900	22,412,435
[a]Imax Corp.	Canada	441,800	12,878,470
[a]Jarden Corp.	United States	937,428	51,896,014
[a]Liberty Media Corp., A	United States	161,600	24,710,256
[a]Lululemon Athletica Inc.	Canada	371,100	25,624,455
[a]Michael Kors Holdings Ltd.	United States	370,200	28,486,890
[a]Netflix Inc.	United States	64,330	20,745,138
[a]NVR Inc.	United States	6,800	6,237,776
PetSmart Inc.	United States	376,500	27,394,140
Ralph Lauren Corp.	United States	270,500	44,805,620
[a]RetailMeNot Inc.	United States	84,800	2,766,176
Ross Stores Inc.	United States	560,100	43,323,735
The Ryland Group Inc.	United States	425,300	17,097,060
[a]Shutterfly Inc.	United States	404,900	19,896,786
Starwood Hotels & Resorts Worldwide Inc.	United States	432,300	31,825,926
[a]Starz, A	United States	522,100	15,741,315
[a]Tenneco Inc.	United States	653,200	34,665,324
Tractor Supply Co.	United States	554,000	39,527,900
[a]Under Armour Inc., A	United States	498,700	40,469,505
Wolverine World Wide Inc.	United States	897,700	51,833,198
Wynn Resorts Ltd.	United States	278,300	46,267,375
			1,007,447,325
Consumer Staples 5.0%			
[a]Boston Beer Inc., A	United States	163,400	37,515,006
Mead Johnson Nutrition Co., A	United States	626,700	51,176,322
[a]Monster Beverage Corp.	United States	472,800	27,058,344
[a]TreeHouse Foods Inc.	United States	417,300	30,571,398
Whole Foods Market Inc.	United States	753,200	47,549,516
			193,870,586
Energy 4.3%			
Cabot Oil & Gas Corp., A	United States	417,510	14,746,453
[a]Cameron International Corp.	United States	491,700	26,974,662
[a]Cobalt International Energy Inc.	United States	928,300	21,545,843
[a]Diamondback Energy Inc.	United States	199,500	10,304,175

84 | Semiannual Report

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Statement of Investments, October 31, 2013 (unaudited) *(continued)*

Franklin Small-Mid Cap Growth Fund	Country	Shares	Value
Common Stocks (continued)			
Energy (continued)			
[a]FMC Technologies Inc.	United States	421,600	$ 21,311,880
Oceaneering International Inc.	United States	234,400	20,130,272
[a,c]Sanchez Energy Corp.	United States	410,014	11,689,499
[a]Southwestern Energy Co.	United States	494,300	18,397,846
[a]Superior Energy Services Inc.	United States	762,300	20,452,509
			165,553,139
Financials 5.7%			
[a]Affiliated Managers Group Inc.	United States	259,600	51,255,424
[c]Digital Realty Trust Inc.	United States	205,600	9,798,896
[a]IntercontinentalExchange Inc.	United States	195,548	37,687,966
Jones Lang LaSalle Inc.	United States	181,200	17,250,240
Lazard Ltd., A	United States	826,200	31,932,630
[a]Signature Bank/New York NY	United States	447,100	45,523,722
T. Rowe Price Group Inc.	United States	353,500	27,364,435
			220,813,313
Health Care 17.3%			
[a]Actavis PLC	Ireland	325,300	50,284,874
Agilent Technologies Inc.	United States	413,500	20,989,260
[a]Alexion Pharmaceuticals Inc.	United States	218,700	26,889,165
[a]Alnylam Pharmaceuticals Inc.	United States	291,700	16,804,837
[a]BioMarin Pharmaceutical Inc.	United States	253,700	15,937,434
[a]CareFusion Corp.	United States	363,400	14,089,018
[a]Catamaran Corp.	Canada	613,500	28,809,960
[a]Celldex Therapeutics Inc.	United States	1,130,800	25,906,628
[a]Cerner Corp.	United States	606,300	33,970,989
The Cooper Cos. Inc.	United States	203,500	26,294,235
[a]DaVita HealthCare Partners Inc.	United States	602,600	33,872,146
[a]Edwards Lifesciences Corp.	United States	190,400	12,412,176
[a]Elan Corp. PLC, ADR	Ireland	562,800	9,376,248
[a]Envision Healthcare Holdings Inc.	United States	825,300	23,974,965
[a,c]Foundation Medicine Inc.	United States	60,000	1,912,800
HCA Holdings Inc.	United States	820,900	38,697,226
[a]HeartWare International Inc.	United States	168,700	12,240,872
[a]HMS Holdings Corp.	United States	486,000	10,269,180
[a]Illumina Inc.	United States	236,200	22,087,062
[a]Incyte Corp.	United States	36,200	1,411,800
[a,c]Intrexon Corp.	United States	321,200	6,809,440
[a]Laboratory Corp. of America Holdings	United States	265,500	26,788,950
[a]Medivation Inc.	United States	313,392	18,759,645
[a]Mettler-Toledo International Inc.	United States	150,700	37,292,222
Perrigo Co.	United States	196,400	27,081,596
[a]Quintiles Transnational Holdings Inc.	United States	465,100	19,529,549
[a]Sagent Pharmaceuticals Inc.	United States	893,200	19,373,508
St. Jude Medical Inc.	United States	407,800	23,403,642
[a]Veeva Systems Inc.	United States	68,300	2,657,553
[a]Vertex Pharmaceuticals Inc.	United States	251,100	17,913,474

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Statement of Investments, October 31, 2013 (unaudited) *(continued)*

Franklin Small-Mid Cap Growth Fund	Country	Shares	Value
Common Stocks (continued)			
Health Care (continued)			
[a]Waters Corp.	United States	189,300	$ 19,104,156
Zoetis Inc.	United States	643,300	20,366,878
			665,311,488
Industrials 19.2%			
[a]The Advisory Board Co.	United States	404,200	27,728,120
Allegiant Travel Co.	United States	239,170	24,938,256
AMETEK Inc.	United States	1,270,450	60,765,624
[a]B/E Aerospace Inc.	United States	389,600	31,619,936
[a]Colfax Corp.	United States	511,800	28,640,328
Delta Air Lines Inc.	United States	598,600	15,791,068
[a]DigitalGlobe Inc.	United States	986,700	31,396,794
Flowserve Corp.	United States	445,300	30,934,991
[a]Genesee & Wyoming Inc.	United States	309,500	30,900,480
[a]Hertz Global Holdings Inc.	United States	735,000	16,875,600
[a]Hexcel Corp.	United States	721,900	30,543,589
Hubbell Inc., B	United States	150,500	16,184,770
[a]IHS Inc., A	United States	393,000	42,856,650
Interface Inc.	United States	440,900	8,928,225
J.B. Hunt Transport Services Inc.	United States	317,400	23,814,522
Kansas City Southern	United States	237,500	28,861,000
The Manitowoc Co. Inc.	United States	1,661,600	32,334,736
Pall Corp.	United States	323,400	26,040,168
Robert Half International Inc.	United States	913,500	35,197,155
Rockwell Automation Inc.	United States	279,700	30,881,677
Roper Industries Inc.	United States	419,530	53,200,599
[a]Spirit Airlines Inc.	United States	357,800	15,439,070
Triumph Group Inc.	United States	322,800	23,128,620
[a]United Rentals Inc.	United States	516,100	33,334,899
[a]Verisk Analytics Inc., A	United States	257,600	17,650,752
W.W. Grainger Inc.	United States	71,400	19,204,458
			737,192,087
Information Technology 16.8%			
[a]Alliance Data Systems Corp.	United States	175,100	41,509,206
[a]ANSYS Inc.	United States	444,600	38,880,270
Avago Technologies Ltd.	Singapore	866,500	39,365,095
[a]Bottomline Technologies Inc.	United States	583,200	18,324,144
Cognex Corp.	United States	684,800	21,400,000
[a]Cree Inc.	United States	102,100	6,202,575
[a]Electronic Arts Inc.	United States	545,900	14,329,875
[a]FireEye Inc.	United States	42,800	1,619,980
[a]FleetCor Technologies Inc.	United States	235,500	27,164,925
[a]JDS Uniphase Corp.	United States	1,830,100	23,956,009
[a]Lam Research Corp.	United States	571,400	30,987,022
[a]LinkedIn Corp., A	United States	159,400	35,652,998
Maxim Integrated Products Inc.	United States	689,000	20,463,300
National Instruments Corp.	United States	404,916	11,762,810
[a]NetSuite Inc.	United States	293,300	29,588,104
[a]NXP Semiconductors NV	Netherlands	1,141,000	48,058,920

86 | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2013 (unaudited) *(continued)*

Franklin Small-Mid Cap Growth Fund	Country	Shares	Value
Common Stocks (continued)			
Information Technology (continued)			
[a] Palo Alto Networks Inc.	United States	312,400	$ 13,170,784
[a] Pandora Media Inc.	United States	680,300	17,095,939
[a] Red Hat Inc.	United States	310,400	13,431,008
[a] Semtech Corp.	United States	534,400	16,625,184
[a] ServiceNow Inc.	United States	341,800	18,665,698
[a] Silicon Laboratories Inc.	United States	670,026	26,948,446
[a] Stratasys Ltd.	United States	201,400	22,804,522
[a] Trimble Navigation Ltd.	United States	1,452,500	41,497,925
[a] ViaSat Inc.	United States	385,196	25,469,159
[a] Workday Inc.	United States	111,600	8,355,492
Xilinx Inc.	United States	423,600	19,239,912
[a] Yelp Inc.	United States	174,300	11,808,825
			644,378,127
Materials 2.1%			
Airgas Inc.	United States	295,400	32,219,278
Cytec Industries Inc.	United States	243,000	20,190,870
H.B. Fuller Co.	United States	628,233	30,073,514
			82,483,662
Telecommunication Services 0.9%			
[a] SBA Communications Corp.	United States	400,700	35,049,229
Utilities 1.0%			
[a] Calpine Corp.	United States	1,816,400	36,636,788
Total Common Stocks (Cost $2,354,362,870)			3,788,735,744
Short Term Investments 1.9%			
Money Market Funds (Cost $48,534,642) 1.3%			
[a,d] Institutional Fiduciary Trust Money Market Portfolio	United States	48,534,642	48,534,642
[e] **Investments from Cash Collateral Received for Loaned Securities (Cost $23,325,750) 0.6%**			
Money Market Funds 0.6%			
[f] BNY Mellon Overnight Government Fund, 0.047%	United States	23,325,750	23,325,750
Total Investments (Cost $2,426,223,262) 100.4%			3,860,596,136
Other Assets, less Liabilities (0.4)%			(15,719,818)
Net Assets 100.0%			$3,844,876,318

See Abbreviations on page 116.

[a] Non-income producing.
[b] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2013, the value of this security was $4,417,211, representing 0.11% of net assets.
[c] A portion or all of the security is on loan at October 31, 2013. See Note 1(c).
[d] See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
[e] See Note 1(c) regarding securities on loan.
[f] The rate shown is the annualized seven-day yield at period end.

88 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 89

90 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 91

Franklin Strategic Series

Financial Statements *(continued)*

Statements of Operations

for the six months ended October 31, 2013 (unaudited)

	Franklin Flex Cap Growth Fund	Franklin Focused Core Equity Fund	Franklin Growth Opportunities Fund
Investment income:			
Dividends	$ 15,836,594	$ 231,453	$ 1,785,998
Income from securities loaned	324,020	—	8,436
Total investment income	16,160,614	231,453	1,794,434
Expenses:			
Management fees (Note 3a)	7,834,589	159,823	1,875,114
Distribution fees: (Note 3c)			
Class A	2,711,666	34,766	373,517
Class C	1,595,900	17,405	297,839
Class R	156,874	217	92,640
Transfer agent fees: (Note 3e)			
Class A	2,718,880	20,271	225,596
Class C	400,552	2,771	54,552
Class R	78,534	69	33,703
Class R6	46	39	60
Advisor Class	680,250	3,888	76,165
Custodian fees (Note 4)	11,477	173	2,107
Reports to shareholders	209,204	4,613	27,299
Registration and filing fees	55,759	24,049	41,597
Professional fees	32,221	19,856	21,534
Trustees' fees and expenses	22,719	—	2,881
Other	27,130	1,633	3,057
Total expenses	16,535,801	289,573	3,127,661
Expense reductions (Note 4)	(30)	—	—
Expenses waived/paid by affiliates (Note 3f)	—	(88,914)	—
Net expenses	16,535,771	200,659	3,127,661
Net investment income (loss)	(375,157)	30,794	(1,333,227)
Realized and unrealized gains (losses):			
Net realized gain (loss) from:			
Investments	187,073,857	1,655,137	14,539,121
Foreign currency transactions	—	286	2,390
Net realized gain (loss)	187,073,857	1,655,423	14,541,511
Net change in unrealized appreciation (depreciation) on:			
Investments	388,006,797	2,694,874	70,761,174
Translation of other assets and liabilities denominated in foreign currencies	—	567	(988)
Net change in unrealized appreciation (depreciation)	388,006,797	2,695,441	70,760,186
Net realized and unrealized gain (loss)	575,080,654	4,350,864	85,301,697
Net increase (decrease) in net assets resulting from operations	$574,705,497	$4,381,658	$83,968,470

92 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 93

Franklin Strategic Series

Financial Statements *(continued)*

Statements of Changes in Net Assets

	Franklin Flex Cap Growth Fund		Franklin Focused Core Equity Fund	
	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013
Increase (decrease) in net assets:				
Operations:				
Net investment income (loss)	$ (375,157)	$ 2,998,279	$ 30,794	$ 174,940
Net realized gain (loss) from investments and foreign currency transactions	187,073,857	269,956,346	1,655,423	(1,098,858)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	388,006,797	(181,303,288)	2,695,441	3,219,978
Net increase (decrease) in net assets resulting from operations	574,705,497	91,651,337	4,381,658	2,296,060
Distributions to shareholders from:				
Net investment income:				
Class A	—	(352,224)	—	—
Advisor Class	—	(1,555,933)	—	—
Net realized gains:				
Class A	—	(65,229,228)	—	(127,814)
Class B	—	(73,931)	—	—
Class C	—	(10,758,605)	—	(17,525)
Class R	—	(2,192,464)	—	(372)
Advisor Class	—	(27,903,654)	—	(20,718)
Total distributions to shareholders	—	(108,066,039)	—	(166,429)
Capital share transactions: (Note 2)				
Class A	(302,099,710)	(19,154,003)	7,538,672	(8,777,929)
Class B	—	(7,931,824)	—	—
Class C	(7,755,057)	(21,357,248)	1,541,551	(1,000,057)
Class R	(9,714,648)	(12,574,711)	8,421	28,198
Class R6	297,795,072	—	5,000	—
Advisor Class	(348,727,713)	(309,419,923)	144,896	827,085
Total capital share transactions	(370,502,056)	(370,437,709)	9,238,540	(8,922,703)
Net increase (decrease) in net assets	204,203,441	(386,852,411)	13,620,198	(6,793,072)
Net assets:				
Beginning of period	3,277,960,998	3,664,813,409	25,954,234	32,747,306
End of period	$3,482,164,439	$3,277,960,998	$39,574,432	$25,954,234
Undistributed net investment income (loss) included in net assets:				
End of period	$ (2,525,385)	$ (2,150,228)	$ 206,584	$ 175,790

94 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 95

96 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of nine separate funds, five of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Effective May 1, 2013, the Funds began offering a new class of shares, Class R6. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities,

Semiannual Report | 97

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

recent transactions, market multiples, book values, and other relevant information for the invest-
ment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differ-
ences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are trans-
lated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S.
dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

98 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued) b. Foreign Currency Translation (continued)

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

Certain funds participate in an agency based securities lending program. The fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund on the next business day. The collateral is invested in a non-registered money fund as indicated on the Statements of Investments. The fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the fund. The securities lending agent has agreed to indemnify the fund in the event of default by a third party borrower.

d. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of October 31, 2013, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial

Semiannual Report | 99

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Income Taxes (continued)

statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security trans-
actions are determined on a specific identification basis. Estimated expenses are accrued daily.
Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Funds are notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of
America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differ-
ences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with serv-
ice providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the
Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

100 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2013, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

Franklin Flex Cap Growth Fund		Franklin Focused Core Equity Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended October 31, 2013				
Shares sold	3,078,084	$ 170,892,444	1,191,823	$ 13,646,938
Shares redeemed	(8,389,411)	(472,992,154)	(528,418)	(6,108,266)
Net increase (decrease)	(5,311,327)	$(302,099,710)	663,405	$ 7,538,672
Year ended April 30, 2013				
Shares sold	6,397,482	$ 309,888,631	514,515	$ 4,792,474
Shares issued in reinvestment of distributions	1,178,334	55,146,043	12,299	115,857
Shares redeemed	(7,916,454)	(384,188,677)	(1,507,893)	(13,686,260)
Net increase (decrease)	(340,638)	$ (19,154,003)	(981,079)	$ (8,777,929)
Class B Shares:				
Year ended April 30, 2013[a]				
Shares sold	1,058	$ 45,598		
Shares issued in reinvestment of distributions	1,671	69,863		
Shares redeemed	(186,921)	(8,047,285)		
Net increase (decrease)	(184,192)	$ (7,931,824)		
Class C Shares:				
Six Months ended October 31, 2013				
Shares sold	388,031	$ 19,243,258	173,603	$ 1,941,409
Shares redeemed	(548,991)	(26,998,315)	(34,792)	(399,858)
Net increase (decrease)	(160,960)	$ (7,755,057)	138,811	$ 1,541,551
Year ended April 30, 2013				
Shares sold	754,297	$ 32,844,637	63,732	$ 579,665
Shares issued in reinvestment of distributions	245,647	10,290,135	1,895	17,413
Shares redeemed	(1,479,890)	(64,492,020)	(175,614)	(1,597,135)
Net increase (decrease)	(479,946)	$ (21,357,248)	(109,987)	$ (1,000,057)
Class R Shares:				
Six Months ended October 31, 2013				
Shares sold	76,420	$ 4,117,401	742	$ 8,421
Shares redeemed	(261,217)	(13,832,049)	—	—
Net increase (decrease)	(184,797)	$ (9,714,648)	742	$ 8,421
Year ended April 30, 2013				
Shares sold	227,103	$ 10,756,576	2,918	$ 28,010
Shares issued in reinvestment of distributions	48,092	2,188,657	40	372
Shares redeemed	(538,294)	(25,519,944)	(21)	(184)
Net increase (decrease)	(263,099)	$ (12,574,711)	2,937	$ 28,198

Semiannual Report | 101

Franklin Strategic Series

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Flex Cap Growth Fund		Franklin Focused Core Equity Fund	
	Shares	Amount	Shares	Amount
Class R6 Shares:				
Six Months ended October 31, 2013[b]				
Shares sold[c]	6,252,417	$ 323,434,211	474	$ 5,000
Shares redeemed	(451,570)	(25,639,139)	—	—
Net increase (decrease)	5,800,847	$ 297,795,072	474	$ 5,000
Advisor Class Shares:				
Six Months ended October 31, 2013				
Shares sold	538,651	$ 30,211,938	47,078	$ 524,296
Shares redeemed[c]	(7,259,474)	(378,939,651)	(32,027)	(379,400)
Net increase (decrease)	(6,720,823)	$(348,727,713)	15,051	$ 144,896
Year ended April 30, 2013				
Shares sold	1,683,784	$ 83,003,307	285,268	$ 2,709,150
Shares issued in reinvestment of distributions	613,738	29,299,870	2,188	20,718
Shares redeemed	(8,612,189)	(421,723,100)	(216,573)	(1,902,783)
Net increase (decrease)	(6,314,667)	$(309,419,923)	70,883	$ 827,085

	Franklin Growth Opportunities Fund		Franklin Small Cap Growth Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended October 31, 2013				
Shares sold	2,384,524	$ 62,846,693	14,424,088	$236,938,707
Shares redeemed	(935,664)	(24,460,386)	(3,629,551)	(59,748,707)
Net increase (decrease)	1,448,860	$ 38,386,307	10,794,537	$177,190,000
Year ended April 30, 2013				
Shares sold	2,034,008	$ 45,284,699	8,580,844	$116,114,487
Shares issued in reinvestment of distributions	204,804	4,405,319	527,904	6,498,498
Shares redeemed	(2,541,886)	(55,978,845)	(5,148,606)	(65,537,509)
Net increase (decrease)	(303,074)	$ (6,288,827)	3,960,142	$ 57,075,476
Class B Shares:				
Year ended April 30, 2013[a]				
Shares sold	305	$ 6,881	8,145	$ 93,755
Shares issued in reinvestment of distributions	541	10,556	915	10,047
Shares redeemed	(61,518)	(1,221,308)	(113,083)	(1,285,990)
Net increase (decrease)	(60,672)	$ (1,203,871)	(104,023)	$ (1,182,188)

102 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Growth Opportunities Fund		Franklin Small Cap Growth Fund	
	Shares	Amount	Shares	Amount
Class C Shares:				
Six Months ended October 31, 2013				
Shares sold	622,351	$ 14,663,478	3,051,473	$ 45,197,130
Shares redeemed	(229,453)	(5,337,595)	(586,803)	(8,520,130)
Net increase (decrease)	392,898	$ 9,325,883	2,464,670	$ 36,677,000
Year ended April 30, 2013				
Shares sold	539,955	$ 10,975,431	1,443,135	$ 17,053,139
Shares issued in reinvestment of distributions	60,833	1,181,984	173,172	1,903,160
Shares redeemed	(646,892)	(12,950,641)	(1,314,987)	(15,115,660)
Net increase (decrease)	(46,104)	$ (793,226)	301,320	$ 3,840,639
Class R Shares:				
Six Months ended October 31, 2013				
Shares sold	256,475	$ 6,535,349	786,777	$ 12,641,376
Shares redeemed	(233,433)	(5,875,691)	(205,360)	(3,284,552)
Net increase (decrease)	23,042	$ 659,658	581,417	$ 9,356,824
Year ended April 30, 2013				
Shares sold	421,524	$ 9,105,885	676,380	$ 8,470,505
Shares issued in reinvestment of distributions	37,480	785,961	29,213	348,509
Shares redeemed	(507,973)	(10,948,439)	(242,918)	(3,084,369)
Net increase (decrease)	(48,969)	$ (1,056,593)	462,675	$ 5,734,645
Class R6 Shares:				
Six Months ended October 31, 2013[b]				
Shares sold[c]	4,318,541	$108,069,771	2,953,322	$ 45,675,769
Shares redeemed	(80,928)	(2,165,323)	(42,389)	(740,016)
Net increase (decrease)	4,237,613	$105,904,448	2,910,933	$ 44,935,753
Advisor Class Shares:				
Six Months ended October 31, 2013				
Shares sold	380,607	$ 10,326,740	7,288,091	$126,789,013
Shares redeemed[c]	(4,453,112)	(111,707,902)	(2,254,842)	(34,926,517)
Net increase (decrease)	(4,072,505)	$(101,381,162)	5,033,249	$ 91,862,496
Year ended April 30, 2013				
Shares sold	1,061,965	$ 25,394,126	3,532,296	$ 51,189,023
Shares issued in reinvestment of distributions	160,621	3,612,362	84,707	1,091,876
Shares redeemed	(474,835)	(10,960,376)	(1,148,352)	(15,259,598)
Net increase (decrease)	747,751	$ 18,046,112	2,468,651	$ 37,021,301

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Franklin Strategic Series
Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Small-Mid Cap Growth Fund	
	Shares	**Amount**
Advisor Class Shares:		
Six Months ended October 31, 2013		
Shares sold	1,846,133	$ 78,546,708
Shares redeemed	(5,593,786)	(236,186,009)
Net increase (decrease)	(3,747,653)	$(157,639,301)
Year ended April 30, 2013		
Shares sold	4,478,999	$ 168,792,553
Shares issued in reinvestment of distributions	1,908,966	66,642,021
Shares redeemed	(4,046,317)	(151,391,635)
Net increase (decrease)	2,341,648	$ 84,042,939

[a]Effective March 22, 2013, all Class B shares were converted to Class A.
[b]For the period May 1, 2013 (effective date) to October 31, 2013.
[c]Effective May 1, 2013, a portion of Advisor Class shares were exchanged into R6 for the Franklin Flex Cap Growth Fund, Franklin Growth Opportunities Fund, and Franklin Small Cap Growth Fund.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Franklin Flex Cap Growth Fund and the Franklin Small-Mid Cap Growth Fund pay an investment management fee to Advisers based on the average daily net assets of each of the funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

Semiannual Report | 105

Franklin Strategic Series

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

a. Management Fees *(continued)*

Effective May 1, 2013, the Franklin Growth Opportunities Fund combined its investment management and administration agreements as approved by the Board. The fees paid under the combined agreement do not exceed the aggregate fees that were paid under the separate agreements.

Prior to May 1, 2013, the Franklin Growth Opportunities Fund paid fees to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.500%	Up to and including $500 million
0.400%	Over $500 million, up to and including $1 billion
0.350%	Over $1 billion, up to and including $1.5 billion
0.300%	Over $1.5 billion, up to and including $6.5 billion
0.275%	Over $6.5 billion, up to and including $11.5 billion
0.250%	Over $11.5 billion, up to and including $16.5 billion
0.240%	Over $16.5 billion, up to and including $19 billion
0.230%	Over $19 billion, up to and including $21.5 billion
0.220%	In excess of $21.5 billion

The Franklin Small Cap Growth Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.650%	Over $500 million, up to and including $1 billion
0.600%	Over $1 billion, up to and including $1.5 billion
0.550%	Over $1.5 billion, up to and including $6.5 billion
0.525%	Over $6.5 billion, up to and including $11.5 billion
0.500%	Over $11.5 billion, up to and including $16.5 billion
0.490%	Over $16.5 billion, up to and including $19 billion
0.480%	Over $19 billion, up to and including $21.5 billion
0.470%	In excess of $21.5 billion

Effective May 1, 2013, the Franklin Small Cap Growth Fund combined its investment management and administration agreements as approved by the Board. The fees paid under the combined agreement do not exceed the aggregate fees that were paid under the separate agreements.

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Franklin Strategic Series
Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

a. Management Fees *(continued)*

Prior to May 1, 2013, the Franklin Small Cap Growth Fund paid fees to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.550%	Up to and including $500 million
0.450%	Over $500 million, up to and including $1 billion
0.400%	Over $1 billion, up to and including $1.5 billion
0.350%	Over $1.5 billion, up to and including $6.5 billion
0.325%	Over $6.5 billion, up to and including $11.5 billion
0.300%	Over $11.5 billion, up to and including $16.5 billion
0.290%	Over $16.5 billion, up to and including $19 billion
0.280%	Over $19 billion, up to and including $21.5 billion
0.270%	In excess of $21.5 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds' average daily net assets, and is not an additional expense of the Funds.

Prior to May 1, 2013, before the combining of the investment management and administrative agreements as approved by the Board, the Franklin Focused Core Equity Fund, the Franklin Growth Opportunities Fund, and the Franklin Small Cap Growth Fund paid administrative fees to FT Services of 0.20% per year of its average daily net assets.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

108 | Semiannual Report

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Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

c. Distribution Fees *(continued)*

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin Flex Cap Growth Fund	Franklin Focused Core Equity Fund	Franklin Growth Opportunities Fund	Franklin Small Cap Growth Fund	Franklin Small-Mid Cap Growth Fund
Reimbursement Plans:					
Class A	0.25%	0.35%	0.35%	0.35%	0.25%
Compensation Plans:					
Class C	1.00%	1.00%	1.00%	1.00%	1.00%
Class R	0.50%	0.50%	0.50%	0.50%	0.50%

The Board has set the current rate at 0.30% per year for Class A shares for the Franklin Focused Core Equity Fund, the Franklin Growth Opportunities Fund and the Franklin Small Cap Growth Fund until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

	Franklin Flex Cap Growth Fund	Franklin Focused Core Equity Fund	Franklin Growth Opportunities Fund
Sales charges retained net of commissions paid to unaffiliated broker/dealers	$450,339	$16,922	$135,515
CDSC retained	$ 9,107	$ 2,474	$ 2,890

	Franklin Small Cap Growth Fund	Franklin Small-Mid Cap Growth Fund
Sales charges retained net of commissions paid to unaffiliated broker/dealers	$214,518	$200,900
CDSC retained	$ 5,517	$ 8,012

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. The Class R6 pays Investor Services transfer agent fees specific to that class.

Semiannual Report | 109

Franklin Strategic Series

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

e. Transfer Agent Fees *(continued)*

For the period ended October 31, 2013, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Flex Cap Growth Fund	Franklin Focused Core Equity Fund	Franklin Growth Opportunities Fund	Franklin Small Cap Growth Fund	Franklin Small-Mid Cap Growth Fund
Transfer agent fees	$2,005,578	$14,418	$225,720	$292,091	$2,231,865

f. Waiver and Expense Reimbursements

Advisers and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Franklin Focused Core Equity Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the fund do not exceed 1.00%, and Class R6 does not exceed 0.80% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until August 31, 2014. Prior to August 31, 2013, expenses were limited to 0.89% for Class A, Class C, Class R and Advisor Class and 0.63% for Class R6. Prior to the combining of the investment management and administrative agreements, the fund had a contractual fee agreement with FT Services, which was eliminated effective May 1, 2014.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees for the Funds do not exceed 0.01% through August 31, 2014.

g. Other Affiliated Transactions

At October, 31, 2013, one or more funds in the Franklin Allocator Series owned a percentage of each fund's outstanding shares as follows:

Franklin Flex Cap Growth Fund	Franklin Growth Opportunities Fund
10.03%	19.41%

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended October 31, 2013, the custodian fees were reduced as noted in the Statement of Operations.

110 | Semiannual Report

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Notes to Financial Statements (unaudited) *(continued)*

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At April 30, 2013, the capital loss carryforwards were as follows:

	Franklin Focused Core Equity Fund
Capital loss carryforwards:	
Short term	$1,395,460
Long term	197,049
Total capital loss carryforwards	$1,592,509

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At April 30, 2013, the deferred late-year ordinary losses were as follows:

	Franklin Flex Cap Growth Fund	Franklin Growth Opportunities Fund	Franklin Small-Mid Cap Growth Fund
Late year ordinary losses	$2,150,228	$1,139,112	$6,625,454

At October 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Flex Cap Growth Fund	Franklin Focused Core Equity Fund	Franklin Growth Opportunities Fund
Cost of investments	$2,168,153,737	$ 31,296,904	$421,569,690
Unrealized appreciation	$1,357,029,110	$ 8,067,477	$210,574,757
Unrealized depreciation	(6,483,796)	(251,684)	(4,027,672)
Net unrealized appreciation (depreciation)	$1,350,545,314	$ 7,815,793	$206,547,085

	Franklin Small Cap Growth Fund	Franklin Small-Mid Cap Growth Fund
Cost of investments	$ 837,721,059	$2,454,934,062
Unrealized appreciation	$ 242,680,885	$1,441,045,372
Unrealized depreciation	(15,720,740)	(35,383,298)
Net unrealized appreciation (depreciation)	$ 226,960,145	$1,405,662,074

Semiannual Report | 111

Franklin Strategic Series

Notes to Financial Statements (unaudited) *(continued)*

5. Income Taxes *(continued)*

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares, wash sales and corporate actions.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2013, were as follows:

	Franklin Flex Cap Growth Fund	Franklin Focused Core Equity Fund	Franklin Growth Opportunities Fund	Franklin Small Cap Growth Fund	Franklin Small-Mid Cap Growth Fund
Purchases	$588,676,425	$16,294,398	$174,499,201	$453,777,650	$ 910,266,725
Sales	$888,436,613	$ 8,011,204	$118,888,301	$134,933,762	$1,240,597,361

7. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Funds invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. Restricted Securities

Certain funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

112 | Semiannual Report

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Notes to Financial Statements (unaudited) *(continued)*

8. Restricted Securities *(continued)*

At October 31, 2013, the Franklin Flex Cap Growth Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Shares	Issuer	Acquisition Date	Cost	Value
Franklin Flex Cap Growth Fund				
2,227,171	FibroGen Inc., pfd., E (Value is 0.37% of Net Assets)	5/19/00	$9,999,998	$12,962,135

9. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Small-Mid Cap Growth Fund for the period ended October 31, 2013, were as shown below.

Name of Issuer	Number of Shares/ Warrants Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares/ Warrants Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Franklin Small-Mid Cap Growth Fund							
Non-Controlled Affiliates							
Stereotaxis Inc.	265,000	1,031,152	1,296,152	—	$ —[a]	$ —	$(15,325,330)
Stereotaxis Inc., 144A	515,576	—	515,576	—	—[a]	—	(1,732,851)
Stereotaxis Inc., wts., 144A, 5/07/18	515,576	—	515,576	—	—[a]	—	—
Total Affiliated Securities (Value is 0.00% of Net Assets)					$ —	$ —	$(17,058,181)

[a]As of October 31, 2013, no longer an affiliate.

10. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Semiannual Report | 113

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

10. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the
Global Credit Facility, based upon their relative share of the aggregate net assets of all of the
Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of
Operations. During the period ended October 31, 2013, the Funds did not use the Global
Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a pol-
icy of recognizing the transfers as of the date of the underlying event which caused the movement.

114 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) *(continued)*

11. Fair Value Measurements *(continued)*

A summary of inputs used as of October 31, 2013, in valuing the Funds' assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Flex Cap Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Pharmaceuticals, Biotechnology & Life Sciences	$ 375,427,528	$ —	$12,962,135	$ 388,389,663
Other Equity Investments[b]	3,073,205,010	—	—	3,073,205,010
Short Term Investments	46,348,578	10,755,800	—	57,104,378
Total Investments in Securities	$3,494,981,116	$10,755,800	$12,962,135	$3,518,699,051
Franklin Focused Core Equity Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 37,516,668	$ —	$ —	$ 37,516,668
Short Term Investments	1,596,029	—	—	1,596,029
Total Investments in Securities	$ 39,112,697	$ —	$ —	$ 39,112,697
Franklin Growth Opportunities Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 619,183,937	$ —	$ —	$ 619,183,937
Short Term Investments	8,932,838	—	—	8,932,838
Total Investments in Securities	$ 628,116,775	$ —	$ —	$ 628,116,775
Franklin Small Cap Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 979,570,675	$ —	$ —	$ 979,570,675
Short Term Investments	69,082,579	16,027,950	—	85,110,529
Total Investments in Securities	$1,048,653,254	$16,027,950	$ —	$1,064,681,204
Franklin Small-Mid Cap Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$3,788,735,744	$ —	$ —	$3,788,735,744
Short Term Investments	48,534,642	23,325,750	—	71,860,392
Total Investments in Securities	$3,837,270,386	$23,325,750	$ —	$3,860,596,136

[a]Includes common and preferred stocks as well as other equity investments.
[b]For detailed categories, see the accompanying Statements of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

Semiannual Report | 115

Franklin Strategic Series

Notes to Financial Statements (unaudited) *(continued)*

12. New Accounting Pronouncements

In June 2013, FASB issued ASU No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Funds are currently reviewing the requirements and believe the adoption of this ASU will not have a material impact on their financial statements.

13. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

ADR - American Depositary Receipt

116 | Semiannual Report

Franklin Strategic Series

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 117

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

FRANKLIN STRATEGIC SERIES

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

FSS1 S 12/13

OCTOBER 31, 2013

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Biotechnology Discovery Fund

Franklin Natural Resources Fund

Sign up for electronic delivery at **franklintempleton.com/edelivery**

SECTOR

FRANKLIN STRATEGIC SERIES

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Economic and Market Overview

The U.S. economy grew moderately during the six-month period ended
October 31, 2013, supported by business investment, consumer spending, inventory gains, exports, and state and local government spending. Solid new and existing home sales accompanied historically low mortgage rates, rising but affordable housing prices, low inventories and multi-year lows in new foreclosures. Manufacturing, a mainstay of economic productivity, expanded for most of the period, and the unemployment rate declined to
7.3% in October from 7.5% in April.1

Federal Reserve Board (Fed) Chairman Ben Bernanke indicated in May that the Fed might reduce monthly purchases of mortgage-backed securities and
Treasuries, assuming ongoing U.S. recovery. However, in September, he announced that any tapering of Fed purchases would be postponed until U.S.
economic growth strengthened. Because of partisan disagreement about a new health care law, Congress did not authorize some routine federal funding, resulting in a temporary shutdown of non-essential U.S. government services beginning on October 1. On October 17, the partial shutdown ended after
Congress agreed to fund the government until January 15, 2014, and raise the debt limit through February 7. Near period-end, the Fed left its monetary policy unchanged as it awaited more evidence of a sustainable economic expansion. The Fed noted that although the government’s fiscal policy may have restrained growth, the economy maintained its underlying strength.

Rising corporate profits and generally favorable economic data bolstered investor confidence, helping markets overcome brief periods of sell-offs in reaction to Fed statements and to Washington’s fiscal negotiations. U.S. stocks generated strong six-month returns as the Standard & Poor’s 500 Index and
Dow Jones Industrial Average reached all-time highs during the period.

The foregoing information reflects our analysis and opinions as of October 31, 2013. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

Semiannual Report | 3

Franklin Biotechnology Discovery Fund

Your Fund's Goal and Main Investments: Franklin Biotechnology Discovery Fund seeks capital appreciation by investing at least 80% of its net assets in securities of biotechnology companies and discovery research firms located in the U.S. and other countries.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

We are pleased to bring you Franklin Biotechnology Discovery Fund's semiannual report for the six-month period ended October 31, 2013.

Performance Overview

Franklin Biotechnology Discovery Fund – Class A delivered a +19.99% cumulative total return for the six months under review. In comparison, the NASDAQ Biotechnology Index, which tracks U.S. and international-based biotechnology stocks, generated a +19.21% total return.[1] Also for comparison, the Standard & Poor's 500 Index, which is a broad measure of the U.S. stock market, generated a total return of +11.15%.[1] Finally, domestic and international-based stocks, as measured by the NASDAQ Composite Index, produced a total return of +18.55%.[1] You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

Portfolio Breakdown
Franklin Biotechnology Discovery Fund
Based on Total Net Assets as of 10/31/13

Biotechnology
86.2%
Pharmaceuticals
7.8%
Life Sciences Tools & Services
2.5%
Health Care Equipment & Supplies
0.3%
Short-Term Investments & Other Net Assets
3.2%

Investment Strategy

The Fund is managed using a bottom-up approach to individual stock selection, with a focus on fundamental analysis and primary research. We look for biotechnology, biopharmaceutical and platform technology companies that possess products with favorable competitive profiles, large market opportunities and strong intellectual property, supported by thoughtful clinical and market development strategies. Our assessment of these products is based on extensive primary research and due diligence and includes, but is not limited to, a thorough review of medical literature, consultation of community and academic physicians, and attendance at scientific meetings and symposia.

Additionally, we favor companies with excellent management, strong financial characteristics and attractive valuations.

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 25.

4 | Semiannual Report

Manager's Discussion

During the six months under review, certain stocks in the pharmaceuticals industry drove the Fund's absolute performance. A small group of biotechnology and pharmaceuticals holdings each rose more than 50%, and some other holdings had double-digit gains. However, the biotechnology industry remained subject to volatility surrounding trial drug results, and a few positions declined notably following adverse results. Please keep in mind volatility is not uncommon in the biotechnology sector, and the Fund seeks to take advantage of short-term volatility by initiating or adding to securities we believe to be undervalued.

Gilead Sciences was a key contributor to Fund performance. The biopharmaceutical company develops therapeutics to treat life-threatening diseases, including HIV, liver disease and respiratory illnesses. Higher antiviral drug sales helped third-quarter earnings exceed consensus estimates, and near period-end the European Commission approved one of the company's HIV medicines, Tybost. Gilead also offered a large product pipeline, including a hepatitis C drug in the latter stage of the U.S. Food and Drug Administration (FDA) approval process and several trial drugs in Phase II or Phase III.

Celgene, which specializes in treatments for cancer and immunological diseases, received approvals from regulatory agencies for treatments targeting bone marrow disorders and pancreatic cancer. Impressive sales for the company's myeloma drugs helped revenue growth during the period. Celgene's drug sales increased in part from the company expanding availability to new regions. Sales also increased for a number of medicines, including the company's blood cancer drug Revlimid and Abraxane, whose application expanded from lung and breast cancer to include pancreatic cancer.

Biotechnology sector holding Celldex Therapeutics was a leading performer during the period. Focused on developing immunotherapy treatments for cancer and other serious illnesses, Celldex received favorable reactions from several analysts following promising results for an antibody drug that seeks to target a protein found in breast cancer and melanoma tumors. The company boasts a deep drug portfolio at the development stage and has agreements with specialty research institutes and pharmaceuticals firms.

Questcor Pharmaceuticals was another biotechnology holding benefiting performance. The company's earnings and sales continued to climb after tripling last year, and near period-end Questcor substantially raised its dividend, its second dividend increase in 2013. The company also sought new applications for Acthar Gel, a drug currently used to treat many conditions including multiple sclerosis and infantile spasms.

In contrast, certain Fund holdings weighed on performance. ARIAD Pharmaceuticals' share price fell notably as sales of the company's leukemia

Top 10 Holdings

Franklin Biotechnology Discovery Fund
10/31/13

Company *Sector/Industry*	% of Total Net Assets
Gilead Sciences Inc. *Biotechnology*	10.6%
Amgen Inc. *Biotechnology*	10.2%
Celgene Corp. *Biotechnology*	9.8%
Biogen Idec Inc. *Biotechnology*	6.0%
Medivation Inc. *Biotechnology*	4.4%
Alexion Pharmaceuticals Inc. *Biotechnology*	4.1%
Regeneron Pharmaceuticals Inc. *Biotechnology*	4.0%
Vertex Pharmaceuticals Inc. *Biotechnology*	3.2%
Incyte Corp. *Biotechnology*	3.1%
BioMarin Pharmaceutical Inc. *Biotechnology*	2.8%

Semiannual Report | 5

drug Iclusig were suspended resulting from increased risk of blood clots. Iclusig represented ARIAD's only approved drug. ARIAD said it was working with the FDA to seek a solution and possibly mitigate the risks, and potentially bring the drug back once safety is established. In addition, patients who were taking the drug and responding well to treatment were allowed to continue its use through a supervised program.

Clinical biopharmaceutical company Amarin met with a regulatory agency delay in its effort to expand application of its Vascepa medicine to include patients with high triglycerides. Although the company's fish-pill treatment is approved for patients with severely high triglycerides, an FDA panel requested Amarin complete a study on heart benefits before the FDA decides on the wider use of Vascepa. If the drug is approved for expanded use, it could notably increase the potential patient base.

Early in the period, pharmaceutical products developer Allergan announced it was encountering challenges with the development of a vision-loss treatment and a hair-loss medication. In addition, the FDA released guidelines that could make it easier for generic drug companies to get approval for generic versions of the company's patented eye treatment Restasis. Amid these developments, Allergan's share price declined. We exited our position during the period.

Thank you for your continued participation in Franklin Biotechnology Discovery Fund. We look forward to serving your future investment needs.

Evan McCulloch, CFA
Lead Portfolio Manager

Jerel A. Banks, M.D., Ph.D.

Portfolio Management Team
Franklin Biotechnology Discovery Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Performance Summary as of 10/31/13

Franklin Biotechnology Discovery Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price Information

Class A (Symbol: FBDIX)	Change	10/31/13	4/30/13
Net Asset Value (NAV)	+$21.18	$127.13	$105.95
Class R6 (Symbol: FRBRX)	**Change**	**10/31/13**	**5/1/13**
Net Asset Value (NAV)	+$23.98	$128.54	$104.56
Advisor Class (Symbol: FTDZX)	**Change**	**10/31/13**	**4/30/13**
Net Asset Value (NAV)	+$21.56	$128.42	$106.86

Performance[1]

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. ***Class A:*** *5.75% maximum initial sales charge;* ***Class R6/Advisor Class:*** *no sales charges.*

Class A	6-Month	1-Year	5-Year	10-Year
Cumulative Total Return[2]	+19.99%	+54.59%	+177.37%	+224.88%
Average Annual Total Return[3]	+13.10%	+45.70%	+21.19%	+11.84%
Value of $10,000 Investment[4]	$11,310	$14,570	$26,143	$30,620
Avg. Ann. Total Return (9/30/13)[5]		+45.72%	+19.68%	+12.60%
Total Annual Operating Expenses[6]	1.22%			
Class R6				**Inception (5/1/13)**
Cumulative Total Return[2]				+22.93%
Aggregate Total Return[7]				+22.93%
Value of $10,000 Investment[4]				$12,293
Aggregate Total Return (9/30/13)[5, 7]				+30.72%
Total Annual Operating Expenses[6]	0.72%			
Advisor Class[8]	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+20.18%	+55.07%	+180.73%	+228.82%
Average Annual Total Return[3]	+20.18%	+55.07%	+22.93%	+13.40%
Value of $10,000 Investment[4]	$12,018	$15,507	$28,073	$32,882
Avg. Ann. Total Return (9/30/13)[5]		+55.07%	+21.40%	+13.40%
Total Annual Operating Expenses[6]	0.93%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236.***

Semiannual Report | 7

8 | Semiannual Report

Your Fund’s Expenses

Franklin Biotechnology Discovery Fund

As a Fund shareholder, you can incur two types of costs:

• Transaction costs, including sales charges (loads) on Fund purchases; and

• Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other
Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period.
The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 9

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.10%; R6: 0.63%; and Advisor: 0.80%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

10 | Semiannual Report

Franklin Natural Resources Fund

Your Fund's Goal and Main Investments: Franklin Natural Resources Fund seeks high total return (total return consists of capital appreciation and current dividend and interest income) by investing at least 80% of its net assets in equity and debt securities of companies that own, produce, refine, process, transport or market natural resources, as well as those that provide related services for natural resources companies.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

We are pleased to bring you Franklin Natural Resources Fund's semiannual report for the period ended October 31, 2013.

Performance Overview

Franklin Natural Resources Fund – Class A had a cumulative total return of +11.41% for the six months under review. In comparison, the Standard & Poor's (S&P®) North American Natural Resources Index, which tracks companies involved in extractive industries (mining), energy, timber and forestry services, and the production of pulp and paper, produced a total return of +11.34%.[1] Also in comparison, the S&P 500 Index, which is a broad measure of the U.S. stock market, generated a total return of +11.15%.[1] Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. The Fund's strategy, which focuses on companies with higher growth potential for the long term, differs from the natural resources index's large weighting in income-oriented companies with limited growth opportunities. This difference may occasionally lead to wide performance discrepancies, especially in periods when investors focus on short-term safety and yield. You can find the Fund's long-term performance data in the Performance Summary beginning on page 17.

Investment Strategy

We use a fundamental, research-driven approach to identify industries in the natural resources sector that we believe offer the strongest underlying attributes including, but not limited to, favorable supply and demand characteristics, barriers to entry, and pricing power. Within those industries, we seek to identify individual companies that have identifiable growth drivers and that present, in

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 32.

Semiannual Report | 11

12 | Semiannual Report

Semiannual Report | 13

related to onshore development activity, such as Halliburton. Halliburton’s share price also benefited from the company’s aggressive share buyback program and dividend increase.

Offshore equipment and service providers also performed well during the period, including Fund position RigNet, which provides communication services to the offshore and onshore E&P markets. The company reported record earnings in the third quarter as increased bandwidth use as well as growth in the number of sites and revenue per site drove results. Similarly, subsea equipment manufacturer Dril-Quip and offshore transportation providers PHI4 and Hornbeck Offshore Services4 also were among the Fund’s top performing oilfield services firms as the companies benefited from increased offshore drilling and development activity. Although we reduced some industry positions following price gains, the Fund continued to hold a meaningful industry weighting.

Certain oilfield services industry positions declined, however, including Cameron International, FMC Technologies and Superior Energy Services. Cameron and FMC struggled to meet delivery schedules for subsea equipment following several quarters of robust orders and backlog growth, which negatively impacted profit margins and earnings. Although these issues were expected to persist in the near term, the companies reported another strong quarter of contract awards, which helped provide optimism for future results. Superior Energy continued to struggle with an oversupplied U.S. onshore market, although the company was well positioned, in our view, to benefit from potential activity increases in 2014 and also reported solid results from its offshore and international operations.

Many U.S. oil and gas E&P stocks benefited from multi-year high oil prices and rapid production growth. E&P companies also reported increased drilling efficiency, including reductions in drilling time and cost per well. Triangle Petroleum was one of the Fund’s E&P positions posting strong quarterly results with notable production growth and a quadrupling in revenues year-over-year. Whiting Petroleum and SM Energy also contributed to the Fund’s performance as those companies also delivered strong production growth. A few exploration holdings experienced challenges, however, and overall E&P holdings dampened relative performance. For example, Cobalt International Energy’s stock price declined as the company reported an unsuccessful well in the deepwater Gulf of Mexico. Lower natural gas prices also weighed on EnCana, which pledged to sell non-core assets in an effort to refocus the company’s operations.

4. This holding is not an index component.

14 | Semiannual Report

Semiannual Report | 15

16 | Semiannual Report

Semiannual Report | 17

18 | Semiannual Report

Semiannual Report | 19

Your Fund’s Expenses

Franklin Natural Resources Fund

As a Fund shareholder, you can incur two types of costs:

• Transaction costs, including sales charges (loads) on Fund purchases; and

• Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other
Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period.
The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

20 | Semiannual Report

Semiannual Report | 21

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2013 (unaudited)

Franklin Biotechnology Discovery Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 96.2%			
Biotechnology 85.6%			
[a]Acadia Pharmaceuticals Inc.	United States	548,600	$ 12,469,678
[a]Acceleron Pharma Inc.	United States	262,700	5,921,258
[a]ADMA Biologics Inc.	United States	133,400	1,107,220
[a,b]Agios Pharmaceuticals Inc.	United States	208,400	4,826,544
[a]Alexion Pharmaceuticals Inc.	United States	362,000	44,507,900
[a]Alnylam Pharmaceuticals Inc.	United States	321,500	18,521,615
[a,b]Amarin Corp. PLC, ADR	United Kingdom	1,047,100	1,727,715
Amgen Inc.	United States	951,000	110,316,000
[a,b]Anthera Pharmaceuticals Inc.	United States	292,062	922,916
[a,c]AP Pharma Inc.	United States	16,588,800	7,630,848
[a,c,d]AP Pharma Inc., wts., 144A, 7/01/16	United States	5,571,885	1,560,128
[a]ARIAD Pharmaceuticals Inc.	United States	3,000,927	6,602,039
[a,b]Arrowhead Research Corp.	United States	384,600	2,692,200
[a]BIND Therapeutics Inc.	United States	123,900	1,621,851
[a]Biogen Idec Inc.	United States	264,861	64,676,408
[a]BioMarin Pharmaceutical Inc.	United States	486,756	30,578,012
[a]Biospecifics Technologies Corp.	United States	110,850	2,072,895
[a,b]Bluebird Bio Inc.	United States	143,928	3,058,470
[a]Celgene Corp.	United States	715,800	106,289,142
[a]Celldex Therapeutics Inc.	United States	950,240	21,769,998
[a,b]ChemoCentryx Inc.	United States	360,808	1,786,000
[a]Clovis Oncology Inc.	United States	173,500	8,867,585
[a]Curis Inc.	United States	525,100	2,095,149
[a]Dyax Corp.	United States	239,700	1,970,334
[a]Dynavax Technologies Corp.	United States	1,509,700	1,856,931
[a]Enanta Pharmaceuticals Inc.	United States	228,034	4,551,559
[a,b]Epizyme Inc.	United States	123,200	4,721,024
[a]Fiveprime Therapeutics Inc.	United States	159,000	1,941,390
[a]Gentium SpA, ADR	Italy	97,533	4,117,843
[a]Gilead Sciences Inc.	United States	1,616,600	114,762,434
[a,b]Halozyme Therapeutics Inc.	United States	1,158,800	13,500,020
[a,b]Heat Biologics Inc.	United States	240,400	2,175,620
[a]Hyperion Therapeutics Inc.	United States	118,900	2,381,567
[a]Incyte Corp.	United States	855,300	33,356,700
[a]Infinity Pharmaceuticals Inc.	United States	153,800	2,083,990
[a]Insmed Inc.	United States	329,000	4,684,960
[a]InterMune Inc.	United States	648,900	9,143,001
[a,b]Intrexon Corp.	United States	97,300	2,062,760
[a]Isis Pharmaceuticals Inc.	United States	405,600	13,494,312
[a]KaloBios Pharmaceuticals Inc.	United States	234,800	941,548
[a]Keryx Biopharmaceuticals Inc.	United States	1,094,500	11,328,075
[a]Lexicon Pharmaceuticals Inc.	United States	867,700	2,082,480
[a]Lpath Inc., A	United States	326,500	1,655,355
[a,b]MacroGenics Inc.	United States	129,900	3,499,506
[a,b,c]Mast Therapeutics Inc.	United States	5,453,500	2,672,215
[a,c]Mast Therapeutics Inc., wts., 6/14/18	United States	4,544,600	374,930
[a]Medivation Inc.	United States	790,754	47,334,534
[a,b]MEI Pharma Inc.	United States	214,365	1,719,207

Semiannual Report | 25

Franklin Strategic Series

Statement of Investments, October 31, 2013 (unaudited) *(continued)*

Franklin Biotechnology Discovery Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Biotechnology (continued)			
[a]Mirati Therapeutics Inc.	Canada	209,500	$ 3,530,075
[a]Neurocrine Biosciences Inc.	United States	765,800	7,229,152
[a,b]NewLink Genetics Corp.	United States	271,200	4,542,600
[a,b]Northwest Biotherapeutics Inc.	United States	895,522	2,901,491
[a]Northwest Biotherapeutics Inc., wts., 8/08/14	United States	223,880	—
[a,e]Northwest Biotherapeutics Inc., wts., 2/20/19	United States	223,880	170,991
[a]Novavax Inc.	United States	1,236,200	3,832,220
[a]NPS Pharmaceuticals Inc.	United States	220,800	6,354,624
[a,b]OncoMed Pharmaceuticals Inc.	United States	91,700	1,275,547
Oncothyreon Inc.	United States	84,100	148,857
[a]Ophthotech Corp.	United States	4,400	147,488
[a]Orexigen Therapeutics Inc.	United States	820,200	4,002,576
[a,d]OvaScience Inc., 144A	United States	166,654	1,611,544
[a]Portola Pharmaceuticals Inc.	United States	233,600	5,174,240
[a]Progenics Pharmaceuticals Inc.	United States	267,701	974,432
[a,b]Prosensa Holding NV	Netherlands	100,300	380,137
[a,b]PTC Therapeutics Inc.	United States	157,600	2,835,224
[a]Puma Biotechnology Inc.	United States	204,944	7,851,405
[a]Receptos Inc.	United States	239,700	6,126,732
[a]Regeneron Pharmaceuticals Inc.	United States	151,109	43,458,948
[a,b]Sarepta Therapeutics Inc.	United States	230,900	8,991,246
[a]Sophiris Bio Inc.	Canada	212,600	986,464
[a]Stemline Therapeutics Inc.	United States	210,200	5,849,866
[a]Targacept Inc.	United States	529,086	2,513,158
[a]Tekmira Pharmaceuticals Corp.	Canada	585,100	5,236,645
[a]Tesaro Inc.	United States	212,000	8,162,000
[a]Threshold Pharmaceuticals Inc.	United States	616,100	2,673,874
[a]Threshold Pharmaceuticals Inc., wts., 3/16/16	United States	190,476	143,238
[a]United Therapeutics Corp.	United States	90,200	7,984,504
[a]Verastem Inc.	United States	98,200	982,000
[a]Vertex Pharmaceuticals Inc.	United States	479,600	34,214,664
			930,319,808
Health Care Equipment & Supplies 0.3%			
[a]Cerus Corp.	United States	512,400	3,233,244
Life Sciences Tools & Services 2.5%			
[a]Illumina Inc.	United States	237,400	22,199,274
[a]Quintiles Transnational Holdings Inc.	United States	113,900	4,782,661
			26,981,935
Pharmaceuticals 7.8%			
[a,c,f]Celsus Therapeutics PLC	United Kingdom	2,898,174	1,486,764
[a]Jazz Pharmaceuticals PLC	United States	66,734	6,055,443
[a]Nektar Therapeutics	United States	795,600	7,566,156
[a]Nuvo Research Inc.	Canada	112,036	191,230
[a,d]Nuvo Research Inc., 144A	Canada	52,941	90,363
Questcor Pharmaceuticals Inc.	United States	137,500	8,438,375
[a,b]Repros Therapeutics Inc.	United States	557,425	10,039,224

26 | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 27

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Strategic Series

Financial Highlights *(continued)*

Franklin Natural Resources Fund

Advisor Class	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	2012	2011	2010	2009
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$35.31	$38.17	$47.58	$35.19	$23.94	$48.27
Income from investment operations[a]:						
Net investment income[b]	0.15	0.21	0.16	0.14	0.10	0.14
Net realized and unrealized gains (losses)	3.93	(3.07)	(9.27)	12.98	11.71	(22.97)
Total from investment operations	4.08	(2.86)	(9.11)	13.12	11.81	(22.83)
Less distributions from:						
Net investment income	—	—	(0.30)	(0.73)	(0.56)	—
Net realized gains	—	—	—	—	—	(1.50)
Total distributions	—	—	(0.30)	(0.73)	(0.56)	(1.50)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$39.39	$35.31	$38.17	$47.58	$35.19	$23.94
Total return[e]	11.55%	(7.49)%	(19.10)%	37.70%	49.48%	(46.66)%
Ratios to average net assets[f]						
Expenses	0.81%[g]	0.78%	0.73%	0.70%	0.74%[g]	0.82%[g]
Net investment income	0.80%	0.56%	0.41%	0.37%	0.32%	0.45%
Supplemental data						
Net assets, end of period (000's)	$109,250	$117,087	$235,810	$243,180	$106,773	$52,402
Portfolio turnover rate	11.02%	20.40%	26.75%	23.60%	31.18%	46.97%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

Franklin Strategic Series

Statement of Investments, October 31, 2013 (unaudited)

Franklin Natural Resources Fund	Country	Shares	Value
Common Stocks 95.2%			
Agricultural Products 0.4%			
Bunge Ltd.	United States	44,000	$ 3,613,720
Coal & Consumable Fuels 1.9%			
[a]Alpha Natural Resources Inc.	United States	645,000	4,515,000
[a,b]Energy Coal Resources, 144A	United States	199,375	—
Peabody Energy Corp.	United States	607,250	11,829,230
			16,344,230
Commodity Chemicals 0.7%			
LyondellBasell Industries NV, A	United States	79,000	5,893,400
Diversified Metals & Mining 11.8%			
BHP Billiton PLC, ADR	United Kingdom	289,000	17,813,960
Freeport-McMoRan Copper & Gold Inc., B	United States	556,000	20,438,560
Glencore Xstrata PLC	Switzerland	2,177,700	11,872,471
[a]Imperial Metals Corp.	Canada	388,000	4,907,436
[a]Inova Resources Ltd.	Australia	4,106,290	854,330
[a]MMG Ltd.	China	12,788,000	2,853,525
[a,c]Molycorp Inc.	United States	927,850	4,704,200
[a]Nautilus Minerals Inc.	Canada	746,000	268,255
PanAust Ltd.	Australia	2,384,687	4,555,501
Rio Tinto PLC, ADR	United Kingdom	224,000	11,356,800
[a]Sandfire Resources NL	Australia	880,667	5,438,489
Teck Resources Ltd., B	Canada	499,000	13,343,260
[a]Turquoise Hill Resources Ltd.	Canada	451,100	2,174,302
Walter Energy Inc.	United States	121,250	1,926,663
			102,507,752
Fertilizers & Agricultural Chemicals 1.6%			
The Mosaic Co.	United States	171,000	7,840,350
Potash Corp. of Saskatchewan Inc.	Canada	184,000	5,722,400
			13,562,750
Gold 4.7%			
AngloGold Ashanti Ltd., ADR	South Africa	251,000	3,790,100
[a]B2Gold Corp.	Canada	1,106,600	2,737,717
Barrick Gold Corp.	Canada	294,000	5,700,660
[a]G-Resources Group Ltd.	Hong Kong	86,108,260	2,576,711
Goldcorp Inc.	Canada	319,000	8,112,170
Newcrest Mining Ltd.	Australia	300,000	2,922,213
[a]Osisko Mining Corp.	Canada	776,000	3,787,544
[a,d]Osisko Mining Corp., 144A	Canada	281,000	1,371,520
Randgold Resources Ltd., ADR	United Kingdom	84,500	6,244,550
[a]Romarco Minerals Inc.	Canada	4,177,000	1,502,014
[a]Silver Lake Resources Ltd.	Australia	947,600	690,032
[a]St. Barbara Ltd.	Australia	2,328,861	1,057,154
			40,492,385
Independent Power Producers & Energy Traders 0.1%			
[a]Alterra Power Corp.	Canada	2,609,800	738,257

32 | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2013 (unaudited) *(continued)*

Franklin Natural Resources Fund	Country	Shares	Value
Common Stocks (continued)			
Integrated Oil & Gas 14.4%			
BP PLC, ADR	United Kingdom	186,000	$ 8,649,000
Chevron Corp.	United States	174,000	20,873,040
Exxon Mobil Corp.	United States	302,000	27,065,240
Hess Corp.	United States	100,000	8,120,000
Occidental Petroleum Corp.	United States	288,000	27,671,040
Petroleo Brasileiro SA, ADR	Brazil	439,000	7,651,770
Royal Dutch Shell PLC, A, ADR	United Kingdom	130,000	8,665,800
Total SA, B, ADR	France	266,700	16,316,706
			125,012,596
Oil & Gas Drilling 3.6%			
Ensco PLC, A	United States	188,519	10,868,120
Noble Corp.	United States	140,000	5,278,000
[a]Pioneer Energy Services Corp.	United States	779,937	6,551,471
[a]Rowan Cos. PLC	United States	237,000	8,550,960
			31,248,551
Oil & Gas Equipment & Services 23.0%			
Baker Hughes Inc.	United States	226,100	13,134,149
[a]C&J Energy Services Inc.	United States	204,000	4,700,160
[a]Cameron International Corp.	United States	249,000	13,660,140
[a]Dresser-Rand Group Inc.	United States	103,000	6,259,310
[a]Dril-Quip Inc.	United States	52,900	6,211,518
[a]FMC Technologies Inc.	United States	206,000	10,413,300
[a]Forum Energy Technologies Inc.	United States	153,700	4,497,262
Halliburton Co.	United States	335,335	17,782,815
[a]Hornbeck Offshore Services Inc.	United States	108,000	5,969,160
[a]Key Energy Services Inc.	United States	1,405,000	10,987,100
National Oilwell Varco Inc.	United States	220,000	17,859,600
Oceaneering International Inc.	United States	94,000	8,072,720
[a]Oil States International Inc.	United States	56,000	6,083,280
[a]PHI Inc., non-voting	United States	115,000	4,579,300
[a]RigNet Inc.	United States	146,800	5,411,048
Schlumberger Ltd.	United States	419,804	39,344,031
[a]Superior Energy Services Inc.	United States	333,000	8,934,390
Tidewater Inc.	United States	98,500	5,931,670
[a]Weatherford International Ltd.	United States	608,000	9,995,520
			199,826,473
Oil & Gas Exploration & Production 28.4%			
Anadarko Petroleum Corp.	United States	339,000	32,303,310
[a]Antero Resources Corp.	United States	65,000	3,671,850
Apache Corp.	United States	96,000	8,524,800
Cabot Oil & Gas Corp., A	United States	300,000	10,596,000
Canadian Natural Resources Ltd.	Canada	375,300	11,908,402
Cimarex Energy Co.	United States	67,000	7,058,450
[a]Cobalt International Energy Inc.	United States	503,000	11,674,630
[a]Concho Resources Inc.	United States	48,600	5,375,646
Devon Energy Corp.	United States	235,000	14,856,700

Semiannual Report | 33

34 | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 35

36 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 37

Franklin Strategic Series

Financial Statements *(continued)*

Statements of Operations

for the six months ended October 31, 2013 (unaudited)

	Franklin Biotechnology Discovery Fund	Franklin Natural Resources Fund
Investment income:		
Dividends	$ 621,457	$ 6,663,988
Interest	—	133,590
Income from securities loaned	359,841	145,898
Total investment income	981,298	6,943,476
Expenses:		
Management fees (Note 3a)	2,162,237	2,052,480
Administrative fees (Note 3b)	594,897	—
Distribution fees: (Note 3c)		
Class A	1,289,223	846,013
Class C	—	634,253
Transfer agent fees: (Note 3e)		
Class A	725,327	883,375
Class C	—	182,596
Class R6	48	3
Advisor Class	34,781	170,575
Custodian fees (Note 4)	2,688	6,480
Reports to shareholders	48,882	107,183
Registration and filing fees	26,335	35,660
Professional fees	27,166	24,928
Trustees' fees and expenses	3,297	6,891
Other	2,658	10,747
Total expenses	4,917,539	4,961,184
Expense reductions (Note 4)	—	(7)
Net expenses	4,917,539	4,961,177
Net investment income (loss)	(3,936,241)	1,982,299
Realized and unrealized gains (losses):		
Net realized gain (loss) from:		
Investments	83,535,494	3,870,556
Foreign currency transactions	—	17,979
Net realized gain (loss)	83,535,494	3,888,535
Net change in unrealized appreciation (depreciation) on:		
Investments	69,855,075	85,647,066
Translation of other assets and liabilities denominated in foreign currencies	—	(669)
Net change in unrealized appreciation (depreciation)	69,855,075	85,646,397
Net realized and unrealized gain (loss)	153,390,569	89,534,932
Net increase (decrease) in net assets resulting from operations	$149,454,328	$91,517,231

38 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 39

40 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the invest-
ment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differ-
ences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

Semiannual Report | 41

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Income Taxes (continued)

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of October 31, 2013, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security trans-
actions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain divi-
dends from foreign securities are recognized as soon as the Funds are notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifi-
cations have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differ-
ences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions

Semiannual Report | 43

Franklin Strategic Series

Notes to Financial Statements (unaudited) *(continued)*

1. Organization and Significant Accounting Policies *(continued)*

f. Accounting Estimates *(continued)*

g. Guarantees and Indemnifications

2. Shares of Beneficial Interest

	Franklin Biotechnology Discovery Fund		Franklin Natural Resources Fund	
	Shares	**Amount**	**Shares**	**Amount**
Class A Shares:				
Six Months ended October 31, 2013				
Shares sold	2,756,817	$ 335,104,828	1,549,456	$ 53,267,808
Shares redeemed	(1,168,473)	(140,638,711)	(3,439,331)	(116,787,371)
Net increase (decrease)	1,588,344	$ 194,466,117	(1,889,875)	$ (63,519,563)
Year ended April 30, 2013				
Shares sold	2,920,895	$ 258,879,692	3,751,622	$ 122,605,579
Shares issued in reinvestment of distributions	4,248	360,364	—	—
Shares redeemed	(2,457,896)	(210,312,385)	(7,827,491)	(256,222,119)
Net increase (decrease)	467,247	$ 48,927,671	(4,075,869)	$(133,616,540)
Class C Shares:				
Six Months ended October 31, 2013				
Shares sold			233,713	$ 7,755,366
Shares redeemed			(737,337)	(24,324,019)
Net increase (decrease)			(503,624)	$ (16,568,653)
Year ended April 30, 2013				
Shares sold			619,977	$ 19,772,196
Shares redeemed			(1,582,017)	(50,464,005)
Net increase (decrease)			(962,040)	$ (30,691,809)

44 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Biotechnology Discovery Fund		Franklin Natural Resources Fund	
	Shares	Amount	Shares	Amount
Class R6 Shares[a,b]:				
Six Months ended October 31, 2013				
Shares sold[c,d]	339,833	$ 38,467,436	6,639	$ 254,146
Shares redeemed	(3,634)	(437,897)	—	—
Net increase (decrease)	336,199	$ 38,029,539	6,639	$ 254,146
Advisor Class Shares:				
Six Months ended October 31, 2013				
Shares sold	266,537	$ 33,143,908	390,347	$ 14,288,619
Shares redeemed[c,d]	(67,394)	(8,481,264)	(932,940)	(34,943,576)
Net increase (decrease)	199,143	$ 24,662,644	(542,593)	$ (20,654,957)
Year ended April 30, 2013				
Shares sold	149,576	$ 13,375,042	1,454,171	$ 50,960,731
Shares issued in reinvestment of distributions	111	9,479	—	—
Shares redeemed	(30,479)	(2,628,488)	(4,315,230)	(159,270,288)
Net increase (decrease)	119,208	$ 10,756,033	(2,861,059)	$(108,309,557)

[a]For the period May 1, 2013 (effective date) to October 31, 2013 for the Franklin Biotechnology Discovery Fund.
[b]For the period September 20, 2013 (effective date) to October 31, 2013 for the Franklin Natural Resources Fund.
[c]Effective May 1, 2013, a portion of Advisor Class shares were exchanged into Class R6 for the Franklin Biotechnology Discovery Fund.
[d]Effective September 20, 2013, a portion of Advisor Class shares were exchanged into Class R6 for the Franklin Natural Resources Fund.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Funds pay an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

Semiannual Report | 45

Franklin Strategic Series

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

b. Administrative Fees

The Franklin Biotechnology Discovery Fund pays an administrative fee to FT Services based on fund's average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

Under an agreement with Advisers, FT Services provides administrative services to the Franklin Natural Resources Fund. The fee is paid by Advisers based on the fund's average daily net assets, and is not an additional expense of the fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Franklin Natural Resources Fund's Class C compensation distribution plan, the fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin Biotechnology Discovery Fund	Franklin Natural Resources Fund
Reimbursement Plans:		
Class A	0.35%	0.35%
Compensation Plan:		
Class C	—	1.00%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

46 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors have advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

	Franklin Biotechnology Discovery Fund	Franklin Natural Resources Fund
Sales charges retained net of commissions paid to unaffiliated broker/dealers	$691,722	$92,985
CDSC retained	$ 700	$ 9,543

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2013, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Biotechnology Discovery Fund	Franklin Natural Resources Fund
Transfer agent fees	$360,911	$544,161

f. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees for the Funds do not exceed 0.01% until August 31, 2014. There were no expenses waived during the period ended October 31, 2013.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended October 31, 2013, the custodian fees were reduced as noted in the Statement of Operations.

Semiannual Report | 47

Franklin Strategic Series

Notes to Financial Statements (unaudited) *(continued)*

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At April 30, 2013, the capital loss carryforwards were as follows:

	Franklin Natural Resources Fund
Capital loss carryforwards subject to expiration:	
2018	$20,161,920
Capital loss carryforwards not subject to expiration:	
Short term	4,287,147
Long term	12,272,356
Total capital loss carryforwards	$36,721,423

For tax purposes, the Funds may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At April 30, 2013, the Franklin Biotechnology Discovery Fund deferred late-year ordinary losses of $2,017,147.

At October 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Biotechnology Discovery Fund	Franklin Natural Resources Fund
Cost of investments	$854,345,930	$704,256,441
Unrealized appreciation	$354,800,662	$267,168,530
Unrealized depreciation	(75,431,008)	(93,477,994)
Net unrealized appreciation (depreciation)	$279,369,654	$173,690,536

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, corporate actions and wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2013, were as follows:

	Franklin Biotechnology Discovery Fund	Franklin Natural Resources Fund
Purchases	$462,401,150	$ 89,827,503
Sales	$204,714,662	$166,488,944

48 | Semiannual Report

Semiannual Report | 49

Franklin Strategic Series

Notes to Financial Statements (unaudited) *(continued)*

9. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Biotechnology Discovery Fund for the period ended October 31, 2013, were as shown below.

Name of Issuer	Number of Shares/ Warrants Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares/ Warrants Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Franklin Biotechnology Discovery Fund							
Non-Controlled Affiliates							
AP Pharma Inc.	16,588,800	—	—	16,588,800	$ 7,630,848	$ —	$ —
ªAP Pharma Inc., wts., 144A, 7/01/16	11,143,769	—	5,571,884	5,571,885	1,560,128	—	—
Celsus Therapeutics PLC	—	2,898,174	—	2,898,174	1,486,764	—	—
Mast Therapeutics Inc.	—	5,453,500	—	5,453,500	2,672,215	—	—
Mast Therapeutics Inc., wts., 6/14/18	—	4,544,600	—	4,544,600	374,930	—	—
Total Affiliated Securities (Value is 1.26% of Net Assets)					$13,724,885	$ —	$ —

ªGross reduction was the result of a corporate action.

10. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

50 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) *(continued)*

11. Fair Value Measurements

A summary of inputs used as of October 31, 2013, in valuing the Funds' assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Biotechnology Discovery Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Biotechnology	$ 926,458,977	$ 3,689,840[b]	$6,737,528	$ 936,886,345
Pharmaceuticals	83,071,595	—	1,486,764	84,558,359
Other Equity Investments[c]	30,215,179	—	—	30,215,179
Short Term Investments	38,426,526	43,629,175	—	82,055,701
Total Investments in Securities	$1,078,172,277	$47,319,015[b]	$8,224,292	$1,133,715,584
Franklin Natural Resources Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Oil & Gas Exploration & Production	$ 246,647,791	$14,447,948	$ —	$ 261,095,739
Other Equity Investments[c]	579,144,403	—	—[b]	579,144,403
Convertible Bonds	—	3,400,979	—	3,400,979
Short Term Investments	30,704,356	3,601,500	—	34,305,856
Total Investments in Securities	$ 856,496,550	$21,450,427	$ —[b]	$ 877,946,977

[a]Includes common, preferred and convertible preferred stocks as well as other equity investments.
[b]Includes securities determined to have no value at October 31, 2013.
[c]For detailed categories, see the accompanying Statement of Investments.

Semiannual Report | 51

52 | Semiannual Report

Franklin Strategic Series

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 53

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON
INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

FRANKLIN STRATEGIC SERIES

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

FSS2 S 12/13

OCTOBER 31, 2013

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Franklin Strategic Series

Sign up for electronic delivery at **franklintempleton.com/edelivery**

FIXED INCOME

Franklin Global Government Bond Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Franklin Global Government Bond Fund

Your Fund's Goal and Main Investments: Franklin Global Government Bond Fund seeks total return, consisting of interest income and capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in government bonds of issuers located around the world. Government bonds include floating and fixed rate debt securities of any maturity, such as bonds, notes, bills and debentures, issued or guaranteed by governments, government agencies or instrumentalities, including government-sponsored entities, supranational entities and public-private partnerships.

Portfolio Breakdown
Based on Total Net Assets as of 10/31/13

Foreign Government & Agency Securities	60.1%
U.S. Government & Agency Securities	21.2%
Short-Term Investments & Other Net Assets	18.7%

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

This inaugural semiannual report for Franklin Global Government Bond Fund covers the period since the Fund's inception on September 6, 2013, through October 31, 2013.

Performance Overview

Franklin Global Government Bond Fund – Class A delivered a +3.03% cumulative total return from inception on September 6, 2013, through October 31, 2013. In comparison, global government bonds, as measured by the Fund's

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 18.

Semiannual Report | 3

4 | Semiannual Report

Semiannual Report | 5

6 | Semiannual Report

Thank you for your participation in Franklin Global Government Bond Fund. We look forward to serving your future investment needs.

John W. Beck

David Zahn, CFA, FRM

Portfolio Management Team
Franklin Global Government Bond Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

John W. Beck is a senior vice president, co-director and portfolio manager of Global Fixed Income in London for the Franklin Templeton Fixed Income Group. He is responsible for managing portfolios for major institutions, such as multinational pension funds and supranational organizations. Mr. Beck is a member of the Fixed Income Policy Committee. Prior to joining the firm in 1990, Mr. Beck was with Saudi International Bank for three years.

David Zahn is head of European Fixed Income and senior vice president within the Franklin Templeton Fixed Income Group. He leads the management of European fixed income strategies and is a member of the Fixed Income Policy Committee. He is also a portfolio manager for a number of global aggregate and global government fixed income portfolios. Prior to joining Franklin Templeton in 2006, Mr. Zahn was a senior portfolio manager at Citigroup Asset Management. He is a Chartered Financial Analyst (CFA) charterholder and a qualified Financial Risk Manager (FRM).

Semiannual Report | 7

Performance Summary as of 10/31/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: n/a)		Change	10/31/13	9/6/13
Net Asset Value (NAV)		+$0.29	$10.29	$10.00
Distributions (9/6/13–10/31/13)				
Dividend Income	$0.0125			
Class C (Symbol: n/a)		**Change**	**10/31/13**	**9/6/13**
Net Asset Value (NAV)		+$0.29	$10.29	$10.00
Distributions (9/6/13–10/31/13)				
Dividend Income	$0.0126			
Class R (Symbol: n/a)		**Change**	**10/31/13**	**9/6/13**
Net Asset Value (NAV)		+$0.29	$10.29	$10.00
Distributions (9/6/13–10/31/13)				
Dividend Income	$0.0125			
Class R6 (Symbol: n/a)		**Change**	**10/31/13**	**9/6/13**
Net Asset Value (NAV)		+$0.30	$10.30	$10.00
Distributions (9/6/13–10/31/13)				
Dividend Income	$0.0139			
Advisor Class (Symbol: n/a)		**Change**	**10/31/13**	**9/6/13**
Net Asset Value (NAV)		+$0.29	$10.29	$10.00
Distributions (9/6/13–10/31/13)				
Dividend Income	$0.0128			

8 | Semiannual Report

Performance Summary *(continued)*

Performance[1]

Cumulative total return excludes sales charges. Aggregate total return includes maximum sales charges.
***Class A:** 4.25% maximum initial sales charge; **Class C:** 1% contingent deferred sales charge in first year only;*
***Class R/R6/Advisor Class:** no sales charges.*

Class A		Inception (9/6/13)
Cumulative Total Return[2]		+3.03%
Aggregate Total Return[3]		-1.32%
Aggregate Total Return (9/30/13)[3,4]		-2.49%
30-Day Standardized Yield[5]	1.26% (with waiver)	-1.19% (without waiver)
Total Annual Operating Expenses[6]	0.85% (with waiver)	3.28% (without waiver)
Class C		**Inception (9/6/13)**
Cumulative Total Return[2]		+3.03%
Aggregate Total Return[3]		+2.03%
Aggregate Total Return (9/30/13)[3,4]		+0.80%
30-Day Standardized Yield[5]	0.91% (with waiver)	-1.60% (without waiver)
Total Annual Operating Expenses[6]	1.25% (with waiver)	3.68% (without waiver)
Class R		**Inception (9/6/13)**
Cumulative Total Return[2]		+3.03%
Aggregate Total Return[3]		+3.03%
Aggregate Total Return (9/30/13)[3,4]		+1.80%
30-Day Standardized Yield[5]	1.05% (with waiver)	-1.44% (without waiver)
Total Annual Operating Expenses[6]	1.10% (with waiver)	3.53% (without waiver)
Class R6		**Inception (9/6/13)**
Cumulative Total Return[2]		+3.14%
Aggregate Total Return[3]		+3.14%
Aggregate Total Return (9/30/13)[3,4]		+1.90%
30-Day Standardized Yield[5]	1.67% (with waiver)	-0.85% (without waiver)
Total Annual Operating Expenses[6]	0.51% (with waiver)	2.94% (without waiver)
Advisor Class		**Inception (9/6/13)**
Cumulative Total Return[2]		+3.03%
Aggregate Total Return[3]		+3.03%
Aggregate Total Return (9/30/13)[3,4]		+1.80%
30-Day Standardized Yield[5]	1.57% (with waiver)	-0.94% (without waiver)
Total Annual Operating Expenses[6]	0.60% (with waiver)	3.03% (without waiver)

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to **franklintempleton.com** or call **(800) 342-5236**.*

Semiannual Report | 9

10 | Semiannual Report

Your Fund’s Expenses

Franklin Global Government Bond Fund

As a Fund shareholder, you can incur two types of costs:

• Transaction costs, including sales charges (loads) on Fund purchases; and

• Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other
Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period.
The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

12 | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin Strategic Series

Statement of Investments, October 31, 2013 (unaudited)

Franklin Global Government Bond Fund	Country	Principal Amount*	Value
Foreign Government and Agency Securities 60.1%			
France Treasury Note, 1.75%, 2/25/17	France	150,000 EUR	$ 211,694
Government of Canada, 2.75%, 6/01/22	Canada	250,000 CAD	247,996
Government of Chile, 3.875%, 8/05/20	Chile	100,000	106,803
Government of France, 3.25%, 4/25/16	France	150,000 EUR	218,221
Government of Germany, 157,2.25%, 4/10/15	Germany	150,000 EUR	209,946
[a]Government of Indonesia, Reg S, 4.875%, 5/05/21	Indonesia	200,000	208,500
[a]Government of Lithuania, senior note, Reg S, 6.625%, 2/01/22	Lithuania	200,000	237,681
Government of Malaysia,			
3.197%, 10/15/15	Malaysia	650,000 MYR	205,728
senior bond, 4.24%, 2/07/18	Malaysia	650,000 MYR	212,107
Government of Mexico,			
7.75%, 12/14/17	Mexico	25,000[b] MXN	212,716
8.00%, 12/07/23	Mexico	25,000[b] MXN	220,233
senior bond, 5.95%, 3/19/19	Mexico	100,000	116,750
Government of Peru, 6.55%, 3/14/37	Peru	100,000	119,696
Government of Poland,			
5.75%, 9/23/22	Poland	750,000 PLN	272,634
4.00%, 10/25/23	Poland	750,000 PLN	239,780
Government of Singapore,			
1.375%, 10/01/14	Singapore	350,000 SGD	284,487
2.375%, 4/01/17	Singapore	350,000 SGD	299,987
[a]Government of Slovenia, Reg S, 5.125%, 3/30/26	Slovenia	140,000 EUR	170,767
Government of South Africa, 8.00%, 12/21/18	South Africa	2,000,000 ZAR	209,327
[a]Italy Buoni Poliennali Del Tesoro, Reg S, 4.75%, 9/01/28	Italy	150,000 EUR	210,400
Italy Treasury Bond,			
5.50%, 9/01/22	Italy	140,000 EUR	213,326
[a]Reg S, 4.50%, 3/01/26	Italy	140,000 EUR	196,100
Korea Treasury Bond, senior note, 3.25%, 6/10/15	South Korea	325,000,000 KRW	307,157
Korea Treasury Note, senior note, 2.75%, 6/10/16	South Korea	325,000,000 KRW	304,328
Queensland Treasury Corp.,			
5.75%, 7/22/24	Australia	200,000 AUD	202,433
senior note, 6.00%, 7/21/22	Australia	200,000 AUD	207,631
[a]Russia Foreign Bond, senior bond, Reg S, 7.50%, 3/31/30	Russia	71,500	85,176
[a]United Kingdom Treasury Bond, Reg S, 4.00%, 9/07/16	United Kingdom	150,000 GBP	262,768
[a]United Kingdom Treasury Note, Reg S, 2.75%, 1/22/15	United Kingdom	150,000 GBP	247,426
Total Foreign Government and Agency Securities (Cost $5,980,205)			6,241,798
U.S. Government and Agency Securities 21.2%			
U.S. Treasury Bond,			
4.375%, 11/15/39	United States	180,000	205,959
[c]Index Linked, 3.375%, 4/15/32	United States	158,108	222,438
U.S. Treasury Note,			
0.25%, 12/15/14	United States	200,000	200,223
2.125%, 5/31/15	United States	200,000	205,938
0.375%, 1/15/16	United States	200,000	200,070
1.00%, 8/31/16	United States	200,000	202,539

18 | Semiannual Report

Franklin Strategic Series

Statement of Investments, October 31, 2013 (unaudited) *(continued)*

Franklin Global Government Bond Fund	Country	Principal Amount*	Value
U.S. Government and Agency Securities (continued)			
U.S. Treasury Note, (continued)			
1.875%, 8/31/17	United States	200,000	$ 207,094
2.625%, 11/15/20	United States	200,000	209,102
[c]Index Linked, 1.625%, 1/15/15	United States	183,719	189,489
[c]Index Linked, 2.00%, 1/15/16	United States	176,747	188,918
[c]Index Linked, 1.25%, 7/15/20	United States	160,855	176,790
Total U.S. Government and Agency Securities (Cost $2,172,329)			2,208,560
Total Investments before Short Term Investments (Cost $8,152,534)			8,450,358
Short Term Investments 17.7%			
Foreign Government and Agency Securities 4.0%			
Government of Germany, 2.25%, 4/11/14	Germany	150,000 EUR	205,637
Government of Malaysia, 3.434%, 8/15/14	Malaysia	650,000 MYR	205,913
Total Foreign Government and Agency Securities (Cost $395,577)			411,550
U.S. Government and Agency Securities 3.7%			
U.S. Treasury Note,			
0.25%, 3/31/14	United States	200,000	200,117
[c]Index Linked, 2.00%, 1/15/14	United States	189,854	190,196
Total U.S. Government and Agency Securities (Cost $391,066)			390,313
Total Investments before Money Market Funds (Cost $8,939,177)			9,252,221
		Shares	
Money Market Funds (Cost $1,042,440) 10.0%			
[d,e]Institutional Fiduciary Trust Money Market Portfolio	United States	1,042,440	1,042,440
Total Investments (Cost $9,981,617) 99.0%			10,294,661
Other Assets, less Liabilities 1.0%			99,789
Net Assets 100.0%			$10,394,450

See Abbreviations on page 33.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2013, the aggregate value of these securities was $1,618,818 representing 15.57% of net assets.

[b]Principal amount is stated in 100 Mexican Peso Units.

[c]Principal amount of security is adjusted for inflation. See Note 1(d).

[d]Non-income producing.

[e]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Strategic Series

Notes to Financial Statements (unaudited)

Franklin Global Government Bond Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of nine separate funds.
The Franklin Global Government Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Effective September 6,
2013, the Fund commenced operations offering five classes of shares: Class A, Class C, Class R,
Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transac-
tion between market participants on the measurement date. Under procedures approved by the
Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC
provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value.
In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize pro-
prietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique secu-
rity features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including

24 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

Franklin Global Government Bond Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Financial Instrument Valuation (continued)

significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the invest-
ment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differ-
ences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are trans-
lated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S.
dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

Semiannual Report | 25

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

Franklin Global Government Bond Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differ-
ence between the recorded amounts of dividends, interest, and foreign withholding taxes and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue
Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of October 31, 2013, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security trans-
actions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings deter-
mined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or tem-
porary. Permanent differences are reclassified among capital accounts to reflect their tax character.

26 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) (continued)

Franklin Global Government Bond Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Security Transactions, Investment Income, Expenses and Distributions (continued)

These reclassifications have no impact on net assets or the results of operations. Temporary differ-
ences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differ-
ences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corre-
sponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

e. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with serv-
ice providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the
Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 27

Franklin Strategic Series
Notes to Financial Statements (unaudited) *(continued)*

Franklin Global Government Bond Fund

2. Shares of Beneficial Interest

	Period Ended October 31, 2013[a]	
	Shares	Amount
Class A Shares:		
Shares sold	998,476	$9,985,421
Shares redeemed	(539)	(5,509)
Net increase (decrease)	997,937	$9,979,912
Class C Shares:		
Shares sold	4,025	$ 41,176
Shares issued in reinvestment of distributions	1	7
Net increase (decrease)	4,026	$ 41,183
Class R Shares:		
Shares sold	1,000	$ 10,000
Net increase (decrease)	1,000	$ 10,000
Class R6 Shares:		
Shares sold	1,000	$ 10,000
Net increase (decrease)	1,000	$ 10,000
Advisor Class Shares:		
Shares sold	5,902	$ 60,000
Shares issued in reinvestment of distributions	6	63
Net increase (decrease)	5,908	$ 60,063

[a]For the period September 6, 2013 (commencement of operations) to October 31, 2013.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

28 | Semiannual Report

Franklin Strategic Series

Notes to Financial Statements (unaudited) *(continued)*

Franklin Global Government Bond Fund

3. Transactions with Affiliates *(continued)*

a. Management Fees

The Fund pays an investment management fee to FTIML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $1 billion
0.600%	Over $1 billion up to and including $5 billion
0.550%	Over $5 billion up to and including $10 billion
0.545%	Over $10 billion up to and including $15 billion
0.540%	Over $15 billion up to and including $20 billion
0.535%	Over $20 billion

b. Administrative Fees

Under an agreement with FTIML, FT Services provides administrative services to the Fund. The fee is paid by FTIML based on the Fund's average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

Semiannual Report | 29

Franklin Strategic Series

Notes to Financial Statements (unaudited) *(continued)*

Franklin Global Government Bond Fund

3. Transactions with Affiliates *(continued)*

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$91
CDSC retained	—

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2013, the Fund paid transfer agent fees of $1,545, of which $42 was retained by Investor Services.

f. Waiver and Expense Reimbursements

FTIML has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Fund does not exceed 0.60%, and Class R6 does not exceed 0.51% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 6, 2014.

g. Other Affiliated Transactions

At October 31, 2013, Franklin Resources, Inc. owned 99.02% of the Fund's outstanding shares. Investment activities of this investment company could have a material impact on the Fund.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2013, there were no credits earned.

30 | Semiannual Report

Franklin Strategic Series
Notes to Financial Statements (unaudited) *(continued)*

Franklin Global Government Bond Fund

5. Income Taxes

At October 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$9,993,020
Unrealized appreciation	$ 304,383
Unrealized depreciation	(2,742)
Net unrealized appreciation (depreciation)	$ 301,641

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, and offering costs.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2013, aggregated $8,951,810 and $3,000, respectively.

7. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. Credit Risk and Defaulted Securities

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Fair Value Measurements

Semiannual Report | 31

Franklin Strategic Series

Notes to Financial Statements (unaudited) *(continued)*

Franklin Global Government Bond Fund

9. Fair Value Measurements *(continued)*

A summary of inputs used as of October 31, 2013, in valuing the Fund's assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Foreign Government and Agency Securities	$ —	$6,241,798	$ —	$ 6,241,798
U.S. Government and Agency Securities	—	2,208,560	—	2,208,560
Short Term Investments	1,042,440	801,863	—	1,844,303
Total Investments in Securities	$1,042,440	$9,252,221	$ —	$10,294,661

10. New Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

32 | Semiannual Report

Semiannual Report | 33

Franklin Strategic Series

Shareholder Information

Franklin Global Government Bond Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | **FIXED INCOME** | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Franklin Global Government Bond Fund

Investment Manager
Franklin Templeton Investment Management Limited

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

058 S 12/13

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is
"independent" as defined under the relevant Securities and Exchange
Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment
Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant
maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment
Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on
Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the
Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the
Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the
Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley
Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance
and Administration, and Gaston Gardey, Chief Financial Officer and
Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief
Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date December 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date December 26 2013

By /s/ Gaston Gardey_
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date December 26, 2013